united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/16

Item 1. Reports to Stockholders.

altegris TRUSTED ALTERNATIVES. INTELLIGENT INVESTING.

December 31, 2016

The Altegris Mutual Funds

Each a Series of Northern Lights Fund Trust

Semi-Annual Report

Altegris Futures Evolution Strategy Fund

Altegris Macro Strategy Fund

Altegris Managed Futures Strategy Fund

ADVISED BY

Altegris Advisors, L.L.C.

1200 Prospect Street
Suite 400
La Jolla, CA 92037

888.524.9441

www.altegris.com/mutualfunds

Altegris Futures Evolution Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Years	Five Years	February 16, 2012	October 31, 2011
Altegris Futures Evolution Strategy Fund - Class A	(5.64)%	(1.47)%	8.56%	4.52%	N/A	4.62%
Altegris Futures Evolution Strategy Fund - Class A with load **	(11.05)%	(7.17)%	6.44%	3.28%	N/A	3.43%
Altegris Futures Evolution Strategy Fund - Class C	(6.00)%	(2.09)%	7.76%	N/A	3.82%	N/A
Altegris Futures Evolution Strategy Fund - Class I	(5.52)%	(1.18)%	8.84%	4.79%	N/A	4.89%
Altegris Futures Evolution Strategy Fund - Class N	(5.63)%	(1.37)%	8.56%	4.52%	N/A	4.62%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.18%	0.33%	0.14%	0.12%	0.12%	0.12%
S&P 500 Total Return Index ^	7.82%	11.96%	8.87%	14.66%	13.21%	14.33%
SG Trend Index +	(7.08)%	(5.32)%	4.27%	2.35%	2.09%	2.57%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, before any fee waivers, are 1.97%, 2.72%, 1.72%, and 1.97% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2016. Class A shares are subject to a sales charge imposed on purchase of 5.75% and Class A and Class C Shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Is an unmanaged index that measures the returns of three-month Treasury Bills. Investors cannot invest directly in an index.

^	S&P 500 Total Return Index is unmanaged and is generally representative ov certain portions of the U.S. equity markets.

+	SG Trend Index calculates the net daily rate of return for a group of 10 trend following CTAs selected from the largest managers open to new investment.

Holdings by Type of Investment	% of Net Assets
Bonds & Notes
Mortgage Backed Securities	30.6%
Asset Backed Securities	15.3%
Treasury Securities	8.4%
Banks	3.8%
U.S. Government Agency	1.6%
Oil & Gas	1.4%
Foreign Government	1.1%
Municipal	1.0%
Electric	0.9%
Telecommunications	0.8%
Other	8.5%
Short-Term Investments	13.9%
Structured Note	5.4%
Unaffiliated Trading Companies	2.8%
Other, Cash & Cash Equivalents	4.5%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Macro Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016 compared to its benchmark:

			Annualized
					Since Inception	Since Inception
	Six Months	One Year	Three Year	Five Year	October 20, 2011	June 1, 2011
Altegris Macro Strategy Fund - Class A	2.10%	3.74%	0.70%	(3.20)%	N/A	(3.04)%
Altegris Macro Strategy Fund - Class A with load **	(3.82)%	(2.24)%	(1.26)%	(4.33)%	N/A	(4.07)%
Altegris Macro Strategy Fund - Class C	1.74%	2.96%	(0.02)%	(3.90)%	(3.87)%	N/A
Altegris Macro Strategy Fund - Class I	2.17%	3.93%	0.96%	(2.97)%	N/A	(2.81)%
Altegris Macro Strategy Fund - Class N	2.04%	3.68%	0.72%	(3.21)%	N/A	(3.05)%
Bank of America Merrill Lynch 3-Month Treasury Bill Index ***	0.18%	0.33%	0.14%	0.12%	0.12%	0.11%
Barclay Global Macro Index ****	2.44%	1.66%	2.62%	3.04%	2.81%	2.04%
S&P 500 Total Return Index ^	7.82%	11.96%	8.87%	14.66%	14.92%	12.40%
SG CTA Index +	(6.17)%	(2.26)%	4.18%	2.04%	1.73%	1.40%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The Fund’s total annual operating expense ratios, gross of fee waivers or expense reimbursements, are 2.50%, 3.25%, 2.23%, and 2.51% for Class A, Class C, Class I, and Class N shares, respectively, per the Fund’s prospectus dated October 28, 2016. Class A shares are subject to a maximum sales charge on purchases of 5.75% and Class A and C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-888-524-9441.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3-Month Treasury Bill Index: Consists of U.S. Treasury Bills maturing in 90 days. Investors cannot invest directly in an index.

****	Barclays Global Macro Index tracks the performance of approximately 132 Global Macro programs, by ending month values, net of fees, as reported to Barclay Hedge.

^	S&P 500 Total Return Index is unmanaged and is generally representative ov certain portions of the U.S. equity markets.

+	SG CTA Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Holdings by type of investment	% of Net Assets
Exchange Traded Funds	45.5%
Discount Agency Notes	15.1%
U.S. Treasury Bills	12.9%
Commercial Paper	7.9%
Structured Note	6.4%
Certificates of Deposit	2.9%
Unaffiliated Trading Companies	2.3%
Other, Assets Less Liabilities	7.0%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Managed Futures Strategy Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2016

The Fund’s performance figures* for the periods ended December 31, 2016, compared to its benchmarks:

			Annualized
					Since Inception	Since Inception	Since Inception
	Six Months ***	One Year	Three Year	Five Year	August 26, 2010	February 1, 2011	March 13, 2013
Altegris Managed Futures Strategy Fund - Class A	(5.13)%	2.36%	3.21%	0.32%	(0.08)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class A with load **	(10.56)%	(3.52)%	1.19%	(0.87)%	(1.01)%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class C	(5.46)%	1.70%	2.42%	(0.44)%	N/A	(1.73)%	N/A
Altegris Managed Futures Strategy Fund - Class I	(5.05)%	2.58%	3.46%	0.56%	0.16%	N/A	N/A
Altegris Managed Futures Strategy Fund - Class O	(5.11)%	2.51%	3.21%	N/A	N/A	N/A	1.08%
Bank of America Merill Lynch 3 Month T- Bill Index ***	0.18%	0.33%	0.14%	0.12%	0.12%	0.12%	0.13%
MSCI World Index ****	6.81%	7.51%	3.80%	10.41%	10.20%	6.98%	7.60%
SG CTA Index +	(6.17)%	(2.26)%	4.18%	2.04%	1.66%	0.96%	2.74%

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Per the fee table in the Fund’s October 28, 2016 prospectus, the total annual operating expense are 1.98%, 2.73%, 1.73%, and 1.97% for the Fund’s Class A, Class C, Class I, and Class O shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.75%, while Class A and Class C shares are subject to a maximum deferred sales charge of 1.00%. For performance information current to the most recent month-end, please call 1-877-772-5838.

**	Class A with load total return is calculated using the maximum sales charge of 5.75%.

***	Bank of America Merrill Lynch 3 Month T-Bill Index is an unmanaged index that measures returns of three-month treasury bills.

****	MSCI World Index is a stock market index of over 6,000 stocks from 24 developed countries around the globe. Investors cannot invest directly in an index.

+	SG CTA Index calculates the net daily rate of return for a group of 20 CTAs selected from the largest managers open to new invesment.

Holdings by type of investment	% of Net Assets
Discount Agency Notes	43.8%
Commercial Paper	21.4%
Certificates of Deposit	8.9%
U.S. Treasuries	8.4%
Structured Note	5.8%
Unaffiliated Trading Companies	3.6%
Other, Cash & Cash Equivalents	8.1%
100.0%

Please refer to the Consolidated Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares				Value
	UNAFFILIATED TRADING COMPANIES - 2.8%
56,311	ISAM Systematic Program Class ISAM (a,b) *			$5,895,123
64,131	Winton Diversified Trading Program Class WNTN (a,b) *			10,437,780
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $15,736,980)			16,332,903

Principal Amount
($)			Maturity
	STRUCTURED NOTE - 5.4%
$164,500	Barclays Bank PLC Linked Note (a,b) * (Cost $25,235,352)		1/28/2017	31,746,760
		Yield
	BONDS & NOTES - 73.4%
	ADVERTISING - 0.0% ^
155,000	Omnicom Group, Inc.	3.6000	4/15/2026	153,399

	AEROSPACE / DEFENSE - 0.1%
88,000	Boeing Co.	6.8750	3/15/2039	124,326
145,000	Lockheed Martin Corp.	4.7000	5/15/2046	157,720
30,000	TransDigm, Inc.	6.0000	7/15/2022	31,200
400,000	United Technologies Corp. (f)	1.5000	11/1/2019	397,054
				710,300
	AGRICULTURE - 0.1%
386,000	Philip Morris International, Inc.	5.6500	5/16/2018	406,841
250,000	Reynolds American, Inc.	3.2500	6/12/2020	256,166
145,000	Reynolds American, Inc.	4.0000	6/12/2022	151,659
				814,666
	APPAREL - 0.0% ^
10,000	Levi Strauss & Co.	5.0000	5/1/2025	10,000

	AUTO MANUFACTURERS - 0.4%
165,000	American Honda Finance Corp.	1.2000	7/12/2019	162,067
340,000	American Honda Finance Corp.	1.7000	2/22/2019	338,607
395,000	Daimler Finance North America LLC (c)	2.2500	3/2/2020	393,184
120,000	Ford Motor Co.	7.4500	7/16/2031	150,605
115,000	General Motors Financial Co., Inc.	2.4000	5/9/2019	114,695
75,000	General Motors Financial Co., Inc.	3.2000	7/13/2020	75,226
50,000	General Motors Financial Co., Inc.	3.2000	7/6/2021	49,583
700,000	Kia Motors Corp. (c)	2.6250	4/21/2021	693,418
35,000	Toyota Motor Credit Corp.	1.5500	7/13/2018	34,991
230,000	Toyota Motor Credit Corp.	1.7000	2/19/2019	229,273
				2,241,649
	AUTO PARTS & EQUIPMENT - 0.0% ^
15,000	Allison Transmission, Inc. (c)	5.0000	10/1/2024	15,150
25,000	American Axle & Manufacturing, Inc.	6.6250	10/15/2022	25,780
15,000	Dana Holding Corp.	5.5000	12/15/2024	15,300
42,000	Delphi Automotive PLC	4.2500	1/15/2026	43,484
106,000	Delphi Corp.	4.1500	3/15/2024	109,257
30,000	Goodyear Tire & Rubber Co.	5.1250	11/15/2023	30,900
				239,871
	AUTOMOBILE ABS - 0.6%
1,000,000	Flagship Credit Auto Trust 2016-4 (c)	2.4100	10/15/2021	988,598
1,000,000	OneMain Direct Auto Receivables Trust 2016-1 (c)	2.7600	5/15/2021	999,085
700,000	Westlake Automobile Receivables Trust 2016-2 (c)	2.3000	11/15/2019	702,619
1,000,000	Westlake Automobile Receivables Trust 2016-2 (c)	2.4600	1/18/2022	992,246
				3,682,548
	BANKS - 3.8%
200,000	Agromercantil Senior Trust (c)	6.2500	4/10/2019	205,108
500,000	Agromercantil Senior Trust	6.2500	4/10/2019	512,770
125,000	Australia & New Zealand Banking Group Ltd. (c)	4.8750	1/12/2021	135,261
300,000	Banco Davivienda SA	2.9500	1/29/2018	301,410
800,000	Banco de Costa Rica	5.2500	8/12/2018	806,960
600,000	Banco GNB Sudameris SA	3.8750	5/2/2018	597,000
1,200,000	Banco Nacional de Comercio Exterior SNC	3.8000	8/11/2026	1,123,500
600,000	Banco Nacional de Costa Rica	4.8750	11/1/2018	604,920
400,000	Banco Nacional de Costa Rica (c)	5.8750	4/25/2021	403,500
200,000	Banco Nacional de Costa Rica	5.8750	4/25/2021	202,500
150,000	Banco Regional SAECA	8.1250	1/24/2019	158,437
1,000,000	Banco Santander Mexico SA (d)	5.9500	1/30/2024	1,017,500

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	BANKS - 3.8% (Continued)
$550,000	Bancolombia SA	6.1250	7/26/2020	$584,375
585,000	Bank of America Corp.	2.0000	1/11/2018	586,346
110,000	Bank of America Corp.	2.5030	10/21/2022	106,384
365,000	Bank of Montreal	1.5000	7/18/2019	360,219
140,000	Bank of Montreal	1.9000	8/27/2021	135,663
145,000	Bank of Montreal	2.1000	12/12/2019	144,999
100,000	BB&T Corp.	2.0500	5/10/2021	98,145
385,000	BB&T Corp.	2.2500	2/1/2019	387,999
125,000	BB&T Corp.	2.4500	1/15/2020	125,980
1,000,000	BBVA Bancomer SA (d)	6.0080	5/17/2022	1,000,000
220,000	Capital One Financial Corp.	2.4500	4/24/2019	221,393
485,000	Citigroup, Inc.	2.0500	12/7/2018	484,946
225,000	Citigroup, Inc.	2.7000	3/30/2021	224,485
800,000	Corp. Financiera de Desarrollo SA	3.2500	7/15/2019	810,000
250,000	CorpGroup Banking SA	6.7500	3/15/2023	237,532
700,000	DBS Bank Ltd. (d)	3.6250	9/21/2022	706,117
200,000	DBS Group Holdings Ltd. (d)	3.6000	Perpetual	192,604
300,000	Global Bank Corp.	4.5000	10/20/2021	292,110
200,000	Global Bank Corp. (c)	5.1250	10/30/2019	204,000
400,000	Global Bank Corp.	5.1250	10/30/2019	408,000
200,000	Goldman Sachs Group, Inc.	2.3000	12/13/2019	199,773
140,000	Goldman Sachs Group, Inc.	2.3500	11/15/2021	136,018
180,000	Goldman Sachs Group, Inc.	2.9000	7/19/2018	182,486
300,000	Grupo Aval Ltd.	4.7500	9/26/2022	295,950
300,000	Grupo Elektra SAB DE CV	7.2500	8/6/2018	300,900
300,000	Itau CorpBanca	3.8750	9/22/2019	309,185
400,000	JPMorgan Chase & Co.	2.2500	1/23/2020	399,058
155,000	JPMorgan Chase & Co.	2.9720	1/15/2023	154,481
145,000	JPMorgan Chase & Co.	4.2500	10/1/2027	148,977
600,000	Malayan Banking Bhd (d)	3.2500	9/20/2022	602,499
485,000	Morgan Stanley	2.4500	2/1/2019	488,330
30,000	Morgan Stanley	2.5000	4/21/2021	29,674
85,000	Morgan Stanley	2.6250	11/17/2021	83,977
80,000	Morgan Stanley	3.1250	7/27/2026	76,430
70,000	Morgan Stanley	3.8750	1/27/2026	70,707
543,000	MUFG Americas Holdings Corp.	1.6250	2/9/2018	541,094
10,000	MUFG Americas Holdings Corp.	2.2500	2/10/2020	9,893
900,000	Oversea-Chinese Banking, Corp, Ltd. (d)	4.0000	10/15/2024	924,106
145,000	PNC Funding Corp.	3.3000	3/8/2022	149,065
240,000	PNC Funding Corp.	4.3750	8/11/2020	255,567
420,000	Royal Bank of Canada	2.0000	12/10/2018	421,154
60,000	Royal Bank of Canada	2.5000	1/19/2021	60,147
65,000	State Street Corp.	2.6500	5/19/2026	61,648
85,000	State Street Corp.	3.5500	8/18/2025	87,019
110,000	Sumitomo Mitsui Financial Group, Inc.	2.0580	7/14/2021	106,391
105,000	Sumitomo Mitsui Financial Group, Inc.	2.9340	3/9/2021	105,550
380,000	Toronto-Dominion Bank	1.7500	7/23/2018	380,595
230,000	Toronto-Dominion Bank	1.8000	7/13/2021	222,725
200,000	United Overseas Bank Ltd. (d)	3.5000	9/16/2026	197,810
800,000	United Overseas Bank Ltd. (d)	3.7500	9/19/2024	815,000
380,000	Wells Fargo & Co.	1.5000	1/16/2018	379,545
165,000	Wells Fargo & Co.	3.0000	4/22/2026	157,448
95,000	Wells Fargo & Co.	3.0000	10/23/2026	90,478
60,000	Wells Fargo & Co.	3.5500	9/29/2025	59,901
195,000	Westpac Banking Corp.	1.6000	8/19/2019	192,677
165,000	Westpac Banking Corp.	1.9500	11/23/2018	165,271
15,000	Westpac Banking Corp.	2.0000	8/19/2021	14,561
125,000	Westpac Banking Corp.	2.6000	11/23/2020	125,505
				22,381,758
	BEVERAGES - 0.3%
150,000	Ajecorp BV	6.5000	5/14/2022	76,500
335,000	Anheuser-Bush InBev Finance, Inc.	1.9000	2/1/2019	335,481
70,000	Anheuser-Bush InBev Finance, Inc.	4.9000	2/1/2046	75,661
300,000	Central American Bottling Corp.	6.7500	2/9/2022	306,000
110,000	Coca-Cola Co.	1.5500	9/1/2021	106,888

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	BEVERAGES - 0.3% (Continued)
$40,000	Coca-Cola Co.	1.8750	10/27/2020	$39,660
185,000	Molson Coors Brewing Co.	1.4500	7/15/2019	182,271
310,000	PepsiCo, Inc.	2.1500	10/14/2020	310,549
160,000	PepsiCo, Inc.	3.4500	10/6/2046	145,758
				1,578,768
	BIOTECHNOLOGY - 0.1%
413,000	Celgene Corp.	2.1250	8/15/2018	414,659
75,000	Celgene Corp.	3.8750	8/15/2025	76,073
				490,732
	BUILDING MATERIALS - 0.1%
8,000	Builders FirstSource, Inc. (c)	5.6250	9/1/2024	8,040
200,000	Cemex SAB de CV (d)	5.6300	10/15/2018	208,750
600,000	Grupo Cementos de Chihuahua SAB de CV	8.1250	2/8/2020	622,500
				839,290
	CHEMICALS - 0.1%
15,000	Ashland, LLC	4.7500	8/15/2022	15,562
200,000	Grupo Idesa SA de CV	7.8750	12/18/2020	181,000
600,000	Grupo Idesa SA de CV	7.8750	12/18/2020	543,000
30,000	Potash Corp. of Saskatchewan, Inc.	4.0000	12/15/2026	30,190
15,000	PQ Corp. (c)	6.7500	11/15/2022	16,050
				785,802
	COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6%
	U.S. GOVERNMENT AGENCY - 6.3%
402,786	Fannie Mae REMICS 2005-2 S	5.8439	2/25/2035	81,641
3,191,244	Fannie Mae REMICS 2005-104 NI (d)	5.9439	3/25/2035	281,782
749,301	Fannie Mae REMICS 2006-99 AS (d)	5.8239	10/25/2036	155,041
413,530	Fannie Mae REMICS 2006-119 PS (d)	5.9439	12/25/2036	64,915
761,636	Fannie Mae REMICS 2006-126 CS	5.9439	1/25/2037	151,164
489,925	Fannie Mae REMICS 2009-41 ZA (d)	4.5000	6/25/2039	514,593
431,769	Fannie Mae REMICS 2009-98 DZ	4.5000	12/25/2039	451,789
422	Fannie Mae REMICS 2010-57 DP	4.0000	8/25/2039	421
566,924	Fannie Mae REMICS 2010-76 ZK (d)	4.5000	7/25/2040	600,606
416,972	Fannie Mae REMICS 2010-115 SE	5.2439	10/25/2040	82,095
262,061	Fannie Mae REMICS 2010-134 CS (d)	5.9239	12/25/2025	32,599
262,061	Fannie Mae REMICS 2010-134 SE (d)	5.8939	12/25/2025	33,017
386,273	Fannie Mae REMICS 2010-142 SC (d)	5.8439	12/25/2040	80,743
289,990	Fannie Mae REMICS 2011-18 UZ (d)	4.0000	3/25/2041	304,997
490,914	Fannie Mae REMICS FNR 2011-74 KL	5.0000	6/25/2040	525,778
918,858	Fannie Mae REMICS 2011-93 ES	5.7439	9/25/2041	167,118
515,482	Fannie Mae REMICS 2011-111 EZ (d)	5.0000	11/25/2041	557,892
1,495,147	Fannie Mae REMICS 2012-3 DS	5.1939	2/25/2042	226,036
1,208,868	Fannie Mae REMICS FNR 2012-15 PZ	4.0000	3/25/2042	1,254,246
4,501,972	Fannie Mae REMICS FNR 2012-20 SA	5.6939	3/25/2042	829,435
1,727,253	Fannie Mae REMICS 2012-103 ZP (d)	3.0000	9/25/2042	1,665,047
1,361,869	Fannie Mae REMICS 2013-74 YS	4.8658	7/25/2043	1,149,740
608821	Fannie Mae REMICS 2013-122 DS (d)	4.4927	7/25/2043	540,781
1,436,526	Fannie Mae REMICS 2014-73 PS (d)	5.4439	11/25/2044	277,834
2,266,537	Fannie Mae REMICS 2015-95 AP (d)	3.0000	8/25/2042	2,297,204
2,000,000	Fannie Mae REMICS 2016-73 DZ (d)	3.0000	10/25/2046	1,789,468
993,131	Fannie Mae REMICS FNR 2016-81 PA	3.0000	2/25/2044	991,912
386,012	Freddie Mac REMICS 2663 ZP (d)	5.0000	8/15/2033	420,417
159,449	Freddie Mac REMICS 2909 Z (d)	5.0000	12/15/2034	174,436
313,617	Freddie Mac REMICS 3257 SI (d)	5.6161	12/15/2036	56,940
1,230,298	Freddie Mac REMICS 3404 SA	5.2961	1/15/2038	196,841
1,120,997	Freddie Mac REMICS 3753 SB	5.2961	11/15/2040	206,701
318,455	Freddie Mac REMICS 3770 SP	5.7961	11/15/2040	36,865
999,145	Freddie Mac REMICS 3792 SE (d)	8.4522	1/15/2041	1,057,181
97,226	Freddie Mac REMICS 3818 JA (d)	4.5000	1/15/2040	99,404
663,489	Freddie Mac REMICS 3926 FS (d)	5.8761	9/15/2041	164,467
587,184	Freddie Mac REMICS 3957 DZ (d)	3.5000	11/15/2041	596,237
388,279	Freddie Mac REMICS 3957 HZ	4.0000	11/15/2041	397,232
1,355,670	Freddie Mac REMICS 3984 DS	5.2461	1/15/2042	216,278
1,212,897	Freddie Mac REMICS 3998 AZ (d)	4.0000	2/15/2042	1,266,461
5,170,535	Freddie Mac REMICS 4077 TS	5.2961	5/15/2041	814,082
3,171,090	Freddie Mac REMICS 4089 SH (d)	5.2961	8/15/2042	543,382

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	COLLATERALIZED MORTGAGE OBLIGATIONS - 30.6% (Continued)
	U.S. GOVERNMENT AGENCY - 6.3% (Continued)
$701,985	Freddie Mac REMICS 4229 MS (d)	6.4682	7/15/2043	$698,728
3,893,783	Freddie Mac REMICS 4255 GS (d)	5.4461	9/15/2043	674,753
946,397	Freddie Mac REMICS 4291 MS (d)	5.1961	1/15/2054	157,985
3,066,688	Freddie Mac REMICS 4314 MS (d)	5.3961	7/15/2043	476,400
1,448,779	Freddie Mac REMICS 4391 MA (d)	3.0000	7/15/2040	1,477,777
2,254,438	Freddie Mac REMICS 4407 PS	4.8961	6/15/2044	352,803
5,383,103	Freddie Mac REMICS 4440 ZD	2.5000	2/15/2045	4,635,992
2,767,487	Government National Mortgage Association 2010-35 DS (d)	4.9410	3/20/2040	452,156
4,308,498	Government National Mortgage Association 2010-121 SE (d)	5.2610	9/20/2040	697,142
2,626,419	Government National Mortgage Association 2011-69 SC (d)	4.6410	5/20/2041	401,028
2,555,477	Government National Mortgage Association 2013-102 BS (d)	5.4110	3/20/2043	413,421
2,204,555	Government National Mortgage Association 2013-119 TZ (d)	3.0000	8/20/2043	2,068,689
262,628	Government National Mortgage Association 2013-120 GS (d)	4.5132	8/20/2043	241,106
544,570	Government National Mortgage Association 2013-148 DS (d)	4.9727	10/16/2043	80,830
2,421,034	Government National Mortgage Association 2013-186 SG	5.5427	2/16/2043	353,091
1,560,458	Government National Mortgage Association 2013-188 MS (d)	4.8427	12/16/2043	266,239
2,989,473	Government National Mortgage Association 2014-5 SA	4.8110	1/20/2044	478,378
3,343,272	Government National Mortgage Association 2014-58 SG (d)	4.8927	4/16/2044	553,109
2,977,998	Government National Mortgage Association 2014-76 SA	4.8610	1/20/2040	423,006
1,199,283	Government National Mortgage Association 2014-95 CS (d)	5.5427	6/16/2044	224,686
2,656,018	Government National Mortgage Association 2014-145 CS (d)	4.8927	5/16/2044	437,059
1,692,168	Government National Mortgage Association 2014-156 PS (d)	5.5110	10/20/2044	286,931
				37,206,127
	WHOLE LOAN COLLATERAL - 15.5%
505,000	Adjustable Rate Mortgage Trust 2005-2 6M2 (d)	1.7361	6/25/2035	462,370
1,248,263	Alternative Loan Trust 2006-14CB A8	6.0000	6/25/2036	1,018,005
3,116,315	Alternative Loan Trust 2006-41CB 1A4	5.7500	1/25/2037	2,516,621
2,090,253	Alternative Loan Trust 2006-41CB 1A9	6.0000	1/25/2037	1,727,346
2,177,316	Alternative Loan Trust 2006-41CB 2A15	5.7500	1/25/2037	1,755,834
3,110,197	Alternative Loan Trust 2007-22 2A16	6.5000	9/25/2037	2,229,501
3,131,047	Alternative Loan Trust 2007-J1 2A8	6.0000	3/25/2037	2,091,693
711,358	Alternative Loan Trust 2007-J2 2A1	6.0000	7/25/2037	683,569
4,500,000	Bank of America Funding 2005-B 3M1 Trust (d)	1.1890	4/20/2035	3,685,808
310,843	Bank of America Funding 2006-3A1 Trust	5.7500	3/25/2036	290,844
1,628,463	Bank of America Funding 2007-1 Trust TA3B (f)	5.9426	1/25/2037	1,378,653
665,541	Bank of America Mortgage 2007-1 Trust 2A17	6.0000	1/25/2037	581,420
2,351,928	BCAP LLC 2010-RR6 Trust 1716 (c,d)	6.0000	7/26/2036	1,776,881
4,265,283	BCAP LLC 2012-RR1 Trust 3A4 (c,d)	5.6086	10/26/2035	3,719,720
197,061	Bear Stearns Asset Backed Securities I Trust 2004-AC2 2A	5.0000	5/25/2034	195,644
684,999	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1 (d)	3.1563	2/20/2035	686,577
678,033	CHL Mortgage Pass-Through Trust 2007-5 A51 (d)	5.7500	5/25/2037	617,929
3,036,076	CHL Mortgage Pass-Through Trust 2007-8 1A24	6.0000	1/25/2038	2,527,523
688,172	CHL Mortgage Pass-Through Trust 2007-12 A9	5.7500	8/25/2037	602,527
2,784,352	CHL Mortgage Pass-Through Trust 2007-HYB1 2A1 (d)	2.9007	3/25/2037	2,372,564
76,815	Citicorp Mortgage Securities Trust Series 2007-2 3A1	5.5000	2/25/2037	76,433
1,806,484	Citigroup Mortgage Loan Trust 2011-12 1A2 (c,d)	3.3116	4/25/2036	1,367,504
243,622	CitiMortgage Alternative Loan Trust Series 2007-A1 2A1	5.5000	1/25/2022	244,855
226,029	Credit Suisse First Boston Mortgage Securities Corp. 1A3	5.2500	9/25/2035	201,988
1,250,381	Credit Suisse First Boston Mortgage Securities Corp. 5A12	5.5000	10/25/2035	1,074,364
1,789,739	CSMC 2015-RPL3 Trust A1 (c,f)	3.7500	12/25/2056	1,759,055
411,992	CSMC Mortgage-Backed Trust 2006-7 1A3	5.0000	8/25/2036	345,073
437,566	CSMC Mortgage-Backed Trust 2006-9 2A1	5.5000	11/25/2036	400,056
538,128	CSMC Mortgage-Backed Trust 2007-1 5A14	6.0000	2/25/2037	460,691
537,898	CSMC Series 2010-4R 3A17 (c,d)	6.0000	6/26/2037	504,705
1,000,000	CSMC Series 2011-5R 6A9 (c,d)	3.1491	11/27/2037	941,309
1,000,000	CSMC Series 2011-12R 3A5 (c,d)	2.5925	7/27/2036	828,213
458,309	CSMC Trust 2013-3R 1A1 (c,d)	1.7142	4/27/2035	427,880
294,215	First Horizon Alternative Mortgage Securities Trust 2005-AA4 1A1 (d)	3.0448	5/25/2035	241,146
1,660,265	First Horizon Alternative Mortgage Securities Trust 2005-FA4 1A6	5.5000	6/25/2035	1,493,178
3,345,302	First Horizon Alternative Mortgage Securities Trust 2006-AA7 A1 (d)	3.0152	1/25/2037	2,814,338
111,121	GSR Mortgage Loan Trust 2004-2F 14A1	5.5000	9/25/2019	112,330
524,197	GSR Mortgage Loan Trust 2005-AR7 3A1 (d)	3.2405	11/25/2035	494,053
1,227,802	GSR Mortgage Loan Trust 2006-AR1 3A1 (d)	3.5455	1/25/2036	1,107,358
727,233	GSR Mortgage Loan Trust 2007-1F 2A2	5.5000	1/25/2037	684,712

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	WHOLE LOAN COLLATERAL - 15.5% (Continued)
$485,562	HomeBanc Mortgage Trust 2005-3 A1 (d)	0.9961	7/25/2035	$474,337
2,795,739	HSI Asset Loan Obligation Trust 2007-AR1 (d)	3.2011	1/25/2037	2,294,794
1,124,211	Impac Secured Assets Trust 2006-5 1A1C (d)	1.0261	2/25/2037	846,225
1,963,253	IndyMac IMSC Mortgage Loan Trust 2007-F2 1A4	6.0000	7/25/2037	1,752,375
67,578	JP Morgan Mortgage Trust 2007-S1 1A1	5.0000	3/25/2022	66,951
1,181,191	JP Morgan Mortgage Trust 2007-S2 1A11	6.0000	6/25/2037	970,834
3,282,234	JP Morgan Mortgage Trust 2007-S2 1A15	6.7500	6/25/2037	2,844,554
1,383,507	Lehman Mortgage Trust 2005-1 2A4	5.5000	11/25/2035	1,285,810
585,449	Lehman Mortgage Trust 2006-1 1A3	5.5000	2/25/2036	477,470
550,056	Lehman Mortgage Trust 2006-2 2A3	5.7500	4/25/2036	554,293
510,819	MASTR Adjustable Rate Mortgages Trust 2006-2 2A1 (d)	3.2023	4/25/2036	469,672
838,916	Merrill Lynch Mortgage Investors Trust Series 2006-AF2	6.2500	10/25/2036	684,737
2,446,189	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 1A (d)	3.0264	11/25/2035	2,380,689
17,629	Morgan Stanley Mortgage Loan Trust 2004-1 1A1	5.0000	11/25/2018	18,034
1,067,715	Morgan Stanley Mortgage Loan Trust 2005-9AR 2A (d)	3.1668	12/25/2035	905,302
238,312	Morgan Stanley Mortgage Loan Trust 2006-7 3A (d)	5.1456	6/25/2036	196,002
1,406,536	Morgan Stanley Mortgage Loan Trust 2007-12 3A4	6.2500	8/25/2037	1,233,187
832,448	Morgan Stanley Reremic Trust 2A (c,d)	0.8220	2/26/2037	806,266
1,576,730	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 11A1A (f)	5.9950	3/25/2047	1,151,528
66,619	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5 2AN (d)	5.6750	12/25/2035	67,025
340,696	PHH Alternative Mortgage Trust Series 2007-2 3A1	6.0000	5/25/2037	300,025
424,124	RALI Series 2006-QA1 1A21 Trust (d)	4.1369	1/25/2036	337,074
378,349	RALI Series 2006-QS10 Trust A9	6.5000	8/25/2036	328,470
685,680	RALI Series 2006-QS12 2A3 Trust	6.0000	9/25/2036	604,277
2,321,150	RALI Series 2007-QH5 AI1 Trust (d)	0.9661	6/25/2037	1,726,621
521,055	RALI Series 2007-QS6 A6 Trust	6.2500	4/25/2037	446,969
1,092,879	Residential Asset Securitization Trust 2004-A9	5.7500	12/25/2034	1,105,678
491,752	Residential Asset Securitization Trust 2006-A2 A3	6.0000	1/25/2046	382,070
326,177	Residential Asset Securitization Trust 2006-A6 2A11	6.0000	7/25/2036	279,928
572,057	Residential Asset Securitization Trust 2006-A11 1A4	6.2500	10/25/2036	510,437
704,046	Residential Asset Securitization Trust 2007-A1 A8	6.0000	3/25/2037	468,529
520,269	Residential Asset Securitization Trust 2007-A3 1A1 (d)	1.2061	4/25/2037	262,899
67,861	Residential Asset Securitization Trust 2007-A3 1A2 (d)	40.5865	4/25/2037	134,343
2,589,468	Residential Asset Securitization Trust 2007-A8 1A1	6.0000	8/25/2037	2,168,500
24,589	RFMSI Series 2003-S16 Trust A1	4.7500	9/25/2018	24,615
1,812,350	RFMSI Series 2006-S3 Trust A7	6.0000	12/25/2036	1,729,394
269,398	RFMSI Series 2006-S7 Trust 2A6	5.5000	3/25/2036	240,686
463,609	RFMSI Series 2006-S7 Trust A3	6.2500	8/25/2036	418,524
183,211	RFMSI Series 2006-S7 Trust A7	6.2500	8/25/2036	165,397
815,811	RFMSI Series 2007-S1 A5 Trust	6.0000	1/25/2037	735,071
292,908	RFMSI Series 2007-S2 A4 Trust	6.0000	2/25/2037	273,794
767,962	RFMSI Series 2007-S6 Trust 1A11	6.0000	6/25/2037	698,918
1,653,121	Sequoia Mortgage Trust 2013-1 2A1 (d)	1.8550	2/25/2043	1,522,238
2,934,889	Sequoia Mortgage Trust 2016-3 A11 (c)	3.0000	11/25/2046	2,943,831
56,434	Structured Asset Securities Corp Mortgage Pass-through Certificates 2004-11XS 2A2 (f)	5.4000	6/25/2034	68,100
981,626	WaMu Mortgage Pass-Through Certificates Series 2005-AR14 Trust 2A1 (d)	2.9640	12/25/2035	894,327
1,219,856	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 Trust 2A8	6.0000	11/25/2035	1,150,219
1,744,971	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-2 Trust 1A2	6.0000	4/25/2037	1,465,379
14,701	Wedgewood Real Estate Trust 2016-1 A1 (c,d)	3.4500	7/15/2046	14,703
882,008	Wells Fargo Alternative Loan 2007-PA3 Trust 1A4	5.7500	7/25/2037	781,672
585,111	Wells Fargo Alternative Loan 2007-PA3 Trust 3A1	6.2500	7/25/2037	529,099
461,823	Wells Fargo Mortgage Backed Securities 2006-2 Trust 3A1	5.7500	3/25/2036	466,055
1,407,365	Wells Fargo Mortgage Backed Securities 2007-3 Trust 1A5	6.0000	7/25/2037	1,386,933
140,999	Wells Fargo Mortgage Backed Securities 2007-7 Trust A6	6.0000	9/25/2037	141,968
298,037	Wells Fargo Mortgage Backed Securities 2007-10 Trust 1A4	6.0000	4/25/2037	297,609
275,243	Wells Fargo Mortgage Backed Securities 2007-13 Trust A38	6.0000	6/25/2037	269,479
51,539	WESTW 2006-1X A1	1.1018	4/25/2022	51,327
				91,305,513
	COMMERCIAL MBS - 8.8%
360,000	A10 Term Asset Financing 2016-1 LLC A1 (c)	2.4200	3/15/2035	359,891
474,000	Banc of America Commercial Mortgage Trust 2007-2 AM	5.6481	4/10/2049	475,357
466,000	Banc of America Re-REMIC Trust 2010-UBER3 A4B2 (c)	5.7569	5/15/2046	470,820
685,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16 AM (d)	5.7110	6/11/2040	693,964
194,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18 AM (d)	6.0840	6/11/2050	200,111
265,000	CD 2007-CD4 Commercial Mortgage Trust AMFX (d)	5.3010	12/11/2049	265,266

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	COMMERCIAL MBS - 8.8% (Continued)
$541,000	CD 2007-CD4 Commercial Mortgage Trust AM (c,d)	5.3660	12/11/2049	$541,524
349,000	CD 2007-CD5 Mortgage Trust AJA (d)	5.3010	11/15/2044	358,347
500,000	CDGJ Commercial Mortgage Trust 2014-BXCH B (c,d)	2.3890	12/15/2027	500,628
114,000	CFCRE Commercial Mortgage Trust 2016-C7 A3	3.8385	12/10/2054	117,419
699,000	CGCMT 2010-RR2 Trust JA4B (c,d)	6.0680	2/19/2051	713,840
595,468	CGGS Commercial Mortgage Trust 2016-RND AFL (c,d)	2.3540	2/15/2033	600,537
645,348	Citigroup Commercial Mortgage Trust 2007-C6 A1A	5.7112	12/10/2049	650,965
610,000	Citigroup Commercial Mortgage Trust 2007-C6 AMFX (c,d)	5.7112	12/10/2049	619,182
620,000	Citigroup Commercial Mortgage Trust 2008-C7 AM (d)	6.1359	12/10/2049	637,649
933,384	Citigroup Commercial Mortgage Trust 2012-GC8 XA (c,d)	2.1329	9/10/2045	59,099
8,942,913	Citigroup Commercial Mortgage Trust 2014-GC21 XA (d)	1.2755	5/10/2047	604,535
4,608,633	Citigroup Commercial Mortgage Trust 2014-GC25 XA (d)	1.0626	10/10/2047	286,761
120,600	Citigroup Commercial Mortgage Trust 2015-GC27 D (c,d)	4.4289	2/10/2048	94,806
1,044,767	Citigroup Commercial Mortgage Trust 2015-GC35 XA (d)	0.9026	11/10/2048	56,233
4,680,467	Citigroup Commercial Mortgage Trust 2016-P3 XA (d)	1.7156	4/15/2049	508,849
108,000	Citigroup Commercial Mortgage Trust 2016-P4 A4	2.9020	7/10/2049	104,497
745,361	Citigroup Commercial Mortgage Trust 2016-P4 XA (d)	2.0165	7/10/2049	99,182
1,085,575	Citigroup Commercial Mortgage Trust 2016-P5 XA	1.5650	10/10/2049	111,510
90,000	Citigroup Commercial Mortgage Trust 2016-P6 A5	3.7200	12/10/2049	92,694
116,000	Citigroup Commercial Mortgage Trust 2016-SMPL D (c)	3.5200	9/10/2031	112,130
255,457	Colony Mortgage Capital Series 2015-FL3 Ltd. (c,d)	2.5845	9/5/2032	256,910
901,734	COMM 2012-LC4 Mortgage XA Trust (c,d)	2.2794	12/10/2044	71,793
9,730,030	COMM 2013-CCRE12 Mortgage Trust XA (d)	1.3572	10/10/2046	601,323
100,000	COMM 2014-CCRE20 Mortgage Trust 2014-CR20 C (d)	4.5059	11/10/2047	98,354
563,625	COMM 2014-UBS4 E Mortgage Trust (c)	3.7500	8/10/2047	335,527
644,150	COMM 2014-UBS4 F Mortgage Trust (c)	3.7500	8/10/2047	365,737
1,207,795	COMM 2014-UBS4 G Mortgage Trust (c)	3.7500	8/10/2047	356,541
5,000	COMM 2014-UBS4 V Mortgage Trust (c,d)	—	8/10/2047	—
994,709	COMM 2016-DC2 XA Mortgage Trust (d)	1.0775	2/10/2049	68,651
53,000	COMM 2016-DC2 C Mortgage Trust (d)	4.6428	2/10/2049	49,869
982,497	Commercial Mortgage Pass Through Certificates 2012-CR3 XA (d)	2.0761	10/15/2045	74,750
88,000	Commercial Mortgage Pass Through Certificates 2016-CR28 C	2.0761	10/15/2045	84,705
276,494	Commercial Mortgage Trust 2006-GG7 AM (d)	5.7581	7/10/2038	276,410
513,648	Commercial Mortgage Trust 2007-GG9 AM	5.4750	3/10/2039	513,464
67,545	Commercial Mortgage Trust 2007-GG9 AMFX	5.4750	3/10/2039	67,503
500,585	Countrywide Commercial Mortgage Trust 2007-MF1 A (c,d)	6.0948	11/12/2043	506,155
250,000	Credit Suisse Commercial Mortgage Trust Series 2007-C2 AM (d)	5.6150	1/15/2049	252,091
650,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4 AM (d)	5.9346	9/15/2039	661,358
451,423	Credit Suisse Commercial Mortgage Trust Series 2007-C5 A4 (d)	5.6950	9/15/2040	457,874
472,900	Credit Suisse Commercial Mortgage Trust Series 2008-C1 AM (c)	6.0620	2/15/2041	484,327
1,977,905	CSAIL 2015-C1 Commercial Mortgage Trust XA (d)	0.9583	4/15/2050	109,354
684,000	CSMC Series 2009-RR2 IQB (c,d)	5.6946	4/16/2049	686,032
140,000	CSMC Trust 2015-SAND D (c,d)	3.5539	8/15/2030	139,308
89,000	Fannie Mae-Aces A2	2.7020	2/25/2026	87,537
10,606,585	FHLMC Multifamily Structured Pass Through Certificates A2 (d)	1.3114	3/25/2023	702,160
87,000	FHLMC Multifamily Structured Pass Through Certificates A2	2.9950	12/25/2025	87,772
67,000	FHLMC Multifamily Structured Pass Through Certificates X1 (d)	3.3340	8/25/2025	69,417
53,000	FREMF 2016-K54 Mortgage Trust B (c,d)	4.0510	2/25/2026	51,578
664,800	GE Commercial Mortgage Corp. Series 2007-C1 Trust AM (d)	5.6060	12/10/2049	664,134
773,000	GS Mortgage Securities Corp. Trust 2016-ICE2 A (c,d)	2.6339	2/15/2033	779,783
551,667	GS Mortgage Securities Trust 2007-GG10 A4 (d)	5.7929	8/10/2045	555,102
8,268,315	GS Mortgage Securities Trust 2015-GC28 XA (d)	1.1555	2/10/2048	492,624
1,391,019	GS Mortgage Securities Trust 2015-GS1 XA (d)	0.8362	11/10/2048	78,187
515	GS Mortgage Securities Trust 2016-GS3 XA (d)	1.2842	10/10/2049	46
153,306	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8 X (d)	0.3514	5/15/2045	28
482,239	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9 AM	5.3720	5/15/2047	482,080
750,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-C1 AM (d)	6.0551	2/15/2051	758,137
1,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM (d)	5.4660	6/12/2047	1,006,250
575,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC20 AM (d)	5.9554	2/12/2051	588,840
815,400	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 AM (d)	5.4640	1/15/2049	808,355
752,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP11 AM (d)	5.7531	6/15/2049	758,325
1,400,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP12 AM (d)	6.0392	2/15/2051	1,432,266
556,489	JP Morgan Chase Commercial Mortgage Securities Trust 2008-C2 A4	6.0680	2/12/2051	566,717
813,702	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C6 XA(d)	1.6628	5/15/2045	51,821
2,157,256	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 XA (d)	2.0047	10/15/2045	144,766

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	COMMERCIAL MBS - 8.8% (Continued)
$666,535	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA (d)	1.6597	6/15/2045	$38,707
108,300	JP Morgan Chase Commercial Mortgage Securities Trust 2014-DSTY A (c)	3.4289	6/10/2027	110,770
600,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-PHH A (c,d)	1.9039	8/15/2027	600,695
422,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH B (c)	2.8539	10/15/2034	422,000
238,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-ASH C (c)	3.5389	10/15/2034	238,000
34,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 B (d)	3.4595	8/15/2049	33,403
26,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 C (d)	3.7956	8/15/2049	24,813
393,320	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP2 XA (d)	1.8664	8/15/2049	52,372
119,000	JP Morgan Chase Commercial Mortgage Securities Trust 2016-WIKI E (c)	4.0090	10/5/2031	117,082
175,000	JP Morgan Commercial Mortgage-Backed Securities Trust 2009-RR2 GEB (c)	5.5430	12/13/2049	174,847
1,825,286	JPMBB Commercial Mortgage Securities Trust 2014-C21 XA (d)	1.0941	8/15/2047	109,217
9,884,921	JPMBB Commercial Mortgage Securities Trust 2014-C25 XA (d)	0.9976	11/15/2047	525,972
937,563	JPMBB Commercial Mortgage Securities Trust 2014-C26 XA	1.1715	1/15/2048	52,134
115,000	JPMBB Commercial Mortgage Securities Trust 2014-C26 C (d)	4.4259	1/15/2048	112,196
1,202,676	JPMBB Commercial Mortgage Securities Trust 2015-C27 XA	1.3732	2/15/2048	83,367
127,500	JPMBB Commercial Mortgage Securities Trust 2015-C27 D (c,d)	3.8446	2/15/2048	95,703
105,000	JPMBB Commercial Mortgage Securities Trust 2015-C32 C (d)	4.6682	11/15/2048	96,083
87,000	JPMBB Commercial Mortgage Securities Trust 2015-C33 C (d)	4.6184	12/15/2048	86,246
86,000	JPMBB Commercial Mortgage Securities Trust 2016-C1 C (d)	4.9049	3/15/2049	85,940
968,000	JPMCC Re-REMIC Trust 2014-FRR1 A707 (c)	4.3470	1/27/2047	948,248
685,000	LB Commercial Mortgage Trust 2007-C3 AM (d)	5.9179	7/15/2044	694,523
102,700	LB Commercial Mortgage Trust 2007-C3 AMFL (c,d)	5.9179	7/15/2044	104,209
155,006	LB-UBS Commercial Mortgage Trust 2006-C7 XCL (c,d)	0.7292	11/15/2038	643
129,172	LB-UBS Commercial Mortgage Trust 2006-C7 XW (c,d)	0.7292	11/15/2038	536
695,000	LB-UBS Commercial Mortgage Trust 2007-C1 AJ	5.4840	2/15/2040	695,608
465,000	LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.4550	2/15/2040	465,345
422,000	LB-UBS Commercial Mortgage Trust 2007-C2 AM (d)	5.4930	2/15/2040	425,497
624,332	LB-UBS Commercial Mortgage Trust 2007-C7 A3 (d)	5.8660	9/15/2045	639,750
640,000	LB-UBS Commercial Mortgage Trust 2007-C7 AJ (d)	6.2452	9/15/2045	645,311
535,000	LMREC 2015-CRE1, Inc. A (c,d)	2.2740	2/22/2032	537,116
43,728	Merrill Lynch Mortgage Trust 2006-C1 AJ (d)	5.5901	5/12/2039	43,695
752,000	Merrill Lynch Mortgage Trust 2007-C1 AM (d)	5.8260	6/12/2050	729,489
425,409	ML-CFC Commercial Mortgage Trust 2007-5 AM	5.4190	8/12/2048	425,291
526,081	ML-CFC Commercial Mortgage Trust 2007-7 A4 (d)	5.7329	6/12/2050	529,439
519,702	ML-CFC Commercial Mortgage Trust 2007-9 A4	5.7000	9/12/2049	530,066
881,067	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 XA (c,d)	1.7180	8/15/2045	47,327
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 C	4.0000	12/15/2047	113,805
125,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 C	4.4855	10/15/2047	124,432
72,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 C (d)	4.5286	10/15/2048	71,639
105,000	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C26 D (c)	3.0600	10/15/2048	72,431
91,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29 C (d)	4.7533	5/15/2049	90,981
94,000	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 A4	3.7200	12/15/2049	96,296
237,245	Morgan Stanley Capital I, Inc. XLF J (c,d)	1.1339	7/15/2019	235,032
100,000	Morgan Stanley Capital I Trust 2007-HQ11 AJ (d)	5.5080	2/12/2044	99,670
1,033,878	Morgan Stanley Capital I Trust 2007-HQ11 AM (d)	5.4780	2/12/2044	1,033,101
898,000	Morgan Stanley Capital I Trust 2007-IQ13 AM	5.4060	3/15/2044	897,218
1,348,200	Morgan Stanley Capital I Trust 2007-IQ16 AM (d)	6.0526	12/12/2049	1,388,559
450,000	Morgan Stanley Capital I Trust 2007-IQ16 AMA (d)	6.0486	12/12/2049	461,617
415,193	Morgan Stanley Capital I Trust 2011-C1 XA (c,d)	0.4616	9/15/2047	6,007
610,000	Morgan Stanley Capital I Trust 2015-XLF1 D (c,d)	3.6947	8/14/2031	608,248
76,000	Morgan Stanley Capital I Trust 2015-XLF1 AFSC (c,d)	3.7039	8/15/2026	76,000
994,868	Morgan Stanley Capital I Trust 2016-UB11 XA (d)	1.6827	8/15/2049	104,938
500,000	Morgan Stanley Re-REMIC Trust 2009-GG10 A4B (c,d)	5.7929	8/12/2045	502,816
112,000	MSCG Trust 2016-SNR C (c)	5.2050	11/15/2034	111,366
768,234	SG Commercial Mortgage Securities Trust 2016-C5 XA (d)	2.0324	10/10/2048	97,012
994,974	UBS-Barclays Commercial Mortgage Trust 2012-C3 XA (c,d)	2.0429	8/10/2049	77,276
1,965,289	Velocity Commercial Capital Loan Trust 2016-2 AFX	2.9969	10/25/2046	1,965,289
698,000	Wachovia Bank Commercial Mortgage Trust Series 2006-C26 AM (d)	6.0739	6/15/2045	698,058
660,778	Wachovia Bank Commercial Mortgage Trust Series 2006-C28 AJ	5.6320	10/15/2048	659,940
125,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AJ (d)	5.4130	12/15/2043	126,149
700,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AM	5.3830	12/15/2043	700,158
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30 AMFL (c,d)	0.9073	12/15/2043	298,452
350,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C31 AM (d)	5.5910	4/15/2047	352,214
650,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32 AMFX (c)	5.7030	6/15/2049	656,522
270,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AJ (d)	5.9692	2/15/2051	270,710

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	COMMERCIAL MBS - 8.8% (Continued)
$835,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33 AM (d)	5.9692	2/15/2051	$845,013
524,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C34 AM (d)	5.8180	5/15/2046	536,217
140,000	Wells Fargo Commercial Mortgage Trust 2014-LC16 D (c)	3.9380	8/15/2050	110,293
6,538,043	Wells Fargo Commercial Mortgage Trust 2015-C26 XA (d)	1.3072	2/15/2048	488,456
1,239,718	Wells Fargo Commercial Mortgage Trust 2015-C31 XA (d)	1.1122	11/15/2048	87,093
75,000	Wells Fargo Commercial Mortgage Trust 2015-C31 C (d)	4.6114	11/15/2048	73,689
1,051,975	Wells Fargo Commercial Mortgage Trust 2015-LC20 XA (d)	1.3959	4/15/2050	79,434
60,000	Wells Fargo Commercial Mortgage Trust 2015-LC22 C (d)	4.5402	9/15/2058	58,723
100,000	Wells Fargo Commercial Mortgage Trust 2015-NXS3 C (d)	4.4887	9/15/2057	90,880
61,000	Wells Fargo Commercial Mortgage Trust 2016-C32 C (d)	4.7210	1/15/2059	56,131
89,000	Wells Fargo Commercial Mortgage Trust 2016-C34 C (d)	5.0297	6/15/2049	88,172
997,544	Wells Fargo Commercial Mortgage Trust 2016-LC24 XA (d)	1.7472	10/15/2049	115,975
1,059,283	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XA	1.6632	11/15/2049	111,696
811,874	WFRBS Commercial Mortgage Trust 2012-C8 XA (c,d)	1.9889	8/15/2045	59,484
968,497	WFRBS Commercial Mortgage Trust 2012-C9 XA (c,d)	2.0994	11/15/2045	74,063
975,011	WFRBS Commercial Mortgage Trust 2014-C21 XA (d)	1.1572	8/15/2047	58,138
5,557,787	WFRBS Commercial Mortgage Trust 2014-C24 XA (d)	0.9692	11/15/2047	291,480
				51,762,270
	COMMERCIAL SERVICES - 0.4%
1,100,000	Adani Ports & Special Economic Zone Ltd.	3.5000	7/29/2020	1,094,512
957,971	ENA Norte Trust	4.9500	4/25/2023	991,500
20,000	Live Nation Entertainment, Inc. (c)	4.8750	11/1/2024	20,050
30,000	Prime Security Services Borrower LLC / Prime Finance, Inc. (c)	9.2500	5/15/2023	32,663
65,000	S&P Global, Inc.	4.4000	2/15/2026	68,761
10,000	ServiceMaster Co. LLC/The (c)	5.1250	11/15/2024	10,150
15,000	Team Health, Inc. (c)	7.2500	12/15/2023	17,062
				2,234,698
	COMPUTERS - 0.1%
170,000	Apple, Inc.	1.7000	2/22/2019	170,322
20,000	Diamond 1 Finance Corp./ Diamond 2 Finance Corp. (c)	7.1250	6/15/2024	22,204
483,000	Hewlett-Packard Enterprise Co. (c)	2.8500	10/5/2018	487,671
135,000	Hewlett-Packard Enterprise Co. (c)	3.6000	10/15/2020	137,337
5,000	Western Digital Corp. (c)	7.3750	4/1/2023	5,500
				823,034
	COSMETICS / PERSONAL CARE - 0.0% ^
20,000	Revlon Consumer Products Corp.	5.7500	2/15/2021	20,100
5,000	Revlon Consumer Products Corp. (c)	6.2500	8/1/2024	4,912
				25,012
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
150,000	Air Lease Corp.	3.7500	2/1/2022	154,507
150,000	Ally Financial, Inc.	4.1250	3/30/2020	151,500
340,000	American Express Credit Corp.	1.8000	7/31/2018	340,437
105,000	American Express Credit Corp.	2.2500	8/15/2019	105,584
240,000	American Express Credit Corp.	2.2500	5/5/2021	237,140
150,000	Bantrab Senior Trust	9.0000	11/14/2020	130,155
864,239	Guanay Finance Ltd.	6.0000	12/15/2020	872,881
328,557	Interoceanica IV Finance Ltd. **	—	11/30/2018	319,522
120,000	National Rural Utilities Cooperative Finance Corp.	2.0000	1/27/2020	119,133
345,000	National Rural Utilities Cooperative Finance Corp.	2.3000	11/15/2019	347,437
10,000	Nationstar Mortgage LLC / Nationstar Capital Corp.	6.5000	7/1/2021	10,125
306,616	Peru Enhanced Pass-Through Finance Ltd. **	—	5/31/2018	298,804
385,000	Synchrony Financial	3.0000	8/15/2019	389,989
				3,477,214
	ELECTRIC - 0.9%
200,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It (c)	7.9500	5/11/2026	206,250
200,000	AES El Salvador Trust II	6.7500	3/28/2023	184,500
175,000	Berkshire Hathaway Energy Co.	6.5000	9/15/2037	227,794
10,000	Calpine Corp.	5.7500	1/15/2025	9,650
400,000	Colbun SA	6.0000	1/21/2020	431,512
200,000	Comision Federal de Electricidad	4.7500	2/23/2027	192,000
800,000	Comision Federal de Electricidad	4.8750	5/26/2021	822,000
395,000	Duke Energy Corp.	1.6250	8/15/2017	395,638
50,000	Duke Energy Corp.	3.7500	9/1/2046	45,010
105,000	Duke Energy Progress LLC	4.1500	12/1/2044	104,319
200,000	Empresa de Energia de Bogota SA ESP	6.1250	11/10/2021	206,000

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	ELECTRIC - 0.9% (Continued)
$200,000	Empresa Electrica Guacolda SA	4.5600	4/30/2025	$182,095
100,000	Empresas Publicas de Medellin ESP	7.6250	7/29/2019	111,750
90,000	Exelon Corp.	3.4000	4/15/2026	88,306
155,000	Fortis, Inc. (c)	2.1000	10/4/2021	149,810
200,000	Inkia Energy Ltd.	8.3750	4/4/2021	207,000
450,000	Israel Electric Corp. Ltd. (d)	2.6334	1/17/2018	447,854
200,000	Israel Electric Corp. Ltd. (c)	5.0000	11/12/2024	208,114
400,000	Israel Electric Corp. Ltd.	5.6250	6/21/2018	416,160
20,000	NRG Energy, Inc. (c)	7.2500	5/15/2026	19,900
85,000	Southern Co.	1.8500	7/1/2019	84,737
530,000	Southern Co.	2.4500	9/1/2018	535,443
				5,275,842
	ENERGY - 0.0% ^
380,000	SANDRIDGE ENERGY			—

	ENGINEERING & CONSTRUCTION - 0.1%
200,000	Aeropuertos Internacional de Tocumen SA	5.7500	10/9/2023	208,500
200,000	Aeropuertos Dominicanos Siglo XXI SA	9.7500	11/13/2019	208,000
300,000	OAS Financial Ltd.* (c,g)	8.8750	Perpetual	14,700
				431,200
	ENTERTAINMENT - 0.0% ^
10,000	AMC Entertainment Holdings, Inc. (c)	5.8750	11/15/2026	10,225
10,000	GLP Capital LP / GLP Financing II, Inc.	5.3750	4/15/2026	10,429
20,000	Pinnacle Entertainment, Inc. (c)	5.6250	5/1/2024	20,050
10,000	Scientific Games International, Inc. (c)	7.0000	1/1/2022	10,725
25,000	WMG Acquisition Corp. (c)	6.7500	4/15/2022	26,312
				77,741
	ENVIRONMENTAL CONTROL - 0.0% ^
100,000	Waste Management, Inc.	4.1000	3/1/2045	98,967

	FOOD - 0.5%
20,000	Albertsons Cos LLC / Safeway, Inc./New Albertson’s, Inc./ Albertson’s LLC (c)	5.7500	3/15/2025	19,800
500,000	Cosan Overseas Ltd.	8.2500	Perpetual	498,500
390,000	General Mills, Inc.	2.2000	10/21/2019	391,898
15,000	JBS USA LLC / JBS USA Finance, Inc. (c)	5.7500	6/15/2025	15,187
95,000	Kraft Heinz Foods Co.	1.6000	6/30/2017	95,076
460,000	Kraft Heinz Foods Co.	2.0000	7/2/2018	460,103
210,000	Kroger Co.	3.4000	4/15/2022	214,066
360,000	Kroger Co.	6.1500	1/15/2020	398,529
200,000	Pesquera Exalmar SAA (c)	7.3750	1/31/2020	148,500
200,000	Pesquera Exalmar SAA	7.3750	1/31/2020	148,500
30,000	Pilgrim’s Pride Corp. (c)	5.7500	3/15/2025	29,925
10,000	TreeHouse Foods, Inc. (c)	6.0000	2/15/2024	10,500
295,000	Tyson Foods, Inc.	3.9500	8/15/2024	300,544
200,000	Want Want China Finance Ltd. (c)	1.8750	5/14/2018	198,361
				2,929,489
	FOREIGN GOVERNMENT - 1.1%
200,000	Colombia Government International Bond	4.5000	1/28/2026	206,000
200,000	Costa Rica Government International Bond	9.9950	8/1/2020	235,456
100,000	Dominican Republic International Bond	6.8500	1/27/2045	94,472
400,000	Dominican Republic International Bond	7.5000	5/6/2021	434,136
98,368	Dominican Republic International Bond	9.0400	1/23/2018	101,722
800,000	Export-Import Bank of India	3.1250	7/20/2021	794,974
500,000	Hungary Government International Bond	4.0000	3/25/2019	517,500
200,000	Hungary Government International Bond	6.2500	1/29/2020	218,750
600,000	Instituto Costarricense de Electricidad	6.9500	11/10/2021	624,900
400,000	Mexico Government International Bond	3.5000	1/21/2021	406,400
256,000	Mexico Government International Bond	4.0000	10/2/2023	256,614
50,000	Mexico Government International Bond	4.7500	3/8/2044	45,465
500,000	Nacional Financiera SNC	3.3750	11/5/2020	500,625
200,000	Panama Government International Bond	3.8750	3/17/2028	195,500
300,000	Perusahaan Penerbit SBSN Indonesia III	6.1250	3/15/2019	322,890
1,200,000	Qatar Government International Bond	2.3750	6/2/2021	1,173,809
500,000	Republic of Poland Government International Bond	5.1250	4/21/2021	545,465
				6,674,678

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	FOREST PRODUCTS & PAPER - 0.4%
$125,000	Celulosa Arauco y Constitucion SA	5.0000	1/21/2021	$131,406
1,000,000	Celulosa Arauco y Constitucion SA	7.2500	7/29/2019	1,105,881
310,000	Georgia-Pacific LLC (c)	3.6000	3/1/2025	313,540
80,000	International Paper Co.	3.0000	2/15/2027	75,475
600,000	Inversiones CMPC SA	4.7500	1/19/2018	610,305
				2,236,607
	GAS - 0.0% ^
100,000	National Gas Co. of Trinidad & Tobago Ltd.	6.0500	1/15/2036	101,000
10,000	NGL Energy Partners LP / NGL Energy Finance Corp. (c)	7.5000	11/1/2023	10,325
				111,325
	HAND / MACHINE TOOLS - 0.0% ^
30,000	Milacron LLC/Mcron Finance Corp. (c)	7.7500	2/15/2021	30,825

	HEALTHCARE - PRODUCTS - 0.2%
325,000	Covidien International Finance SA	6.0000	10/15/2017	336,577
5,000	DJO Finco, Inc. / DJO Finance LLC / DJO Finance Corp. (c)	8.1250	6/15/2021	4,337
185,000	Thermo Fisher Scientific, Inc.	2.1500	12/14/2018	185,849
220,000	Thermo Fisher Scientific, Inc.	3.3000	2/15/2022	223,514
505,000	Zimmer Biomet Holdings, Inc.	1.4500	4/1/2017	505,122
15,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	15,001
				1,270,400
	HEALTHCARE - SERVICES - 0.3%
20,000	Acadia Healthcare Co., Inc.	5.6250	2/15/2023	20,000
235,000	Aetna, Inc.	1.9000	6/7/2019	234,461
30,000	Air Medical Group Holdings, Inc. (c)	6.3750	5/15/2023	28,950
20,000	Anthem, Inc.	1.8750	1/15/2018	20,009
557,000	Anthem, Inc.	2.3000	7/15/2018	560,641
20,000	Centene Corp.	4.7500	1/15/2025	19,525
5,000	Centene Corp.	5.6250	2/15/2021	5,257
25,000	Envision Healthcare Corp. (c)	6.2500	12/1/2024	26,375
10,000	HCA, Inc.	5.8750	2/15/2026	10,300
505,000	Laboratory Corp. of America Holdings	2.5000	11/1/2018	509,451
110,000	Laboratory Corp. of America Holdings	4.7000	2/1/2045	108,652
10,000	LifePoint Health, Inc. (c)	5.3750	5/1/2024	9,795
30,000	MPH Acquisition Holdings LLC (c)	7.1250	6/1/2024	31,578
10,000	RegionalCare Hospital Partners Holdings, Inc. (c)	8.2500	5/1/2023	9,975
30,000	Select Medical Corp.	6.3750	6/1/2021	30,000
30,000	Tenet Healthcare Corp.	6.7500	6/15/2023	26,475
145,000	UnitedHealth Group, Inc.	4.2000	1/15/2047	146,667
				1,798,111
	HOLDING COMPANIES - DIVERSIFIED - 0.1%
650,000	Hutchison Whampoa International 12 Ltd. (d)	6.0000	Perpetual	656,500

	HOME EQUITY ABS - 0.7%
420,510	Bayview Financial Acquisition Trust 2007-A 1A5 (f)	6.1010	5/28/2037	422,015
3,286,059	GSAA Home Equity Trust 2006-18 AF6 (f)	5.6816	11/25/2036	1,628,943
249,321	GSAA Home Equity Trust 2007-10 A1A	6.0000	11/25/2037	209,623
170,061	Morgan Stanley ABS Capital I, Inc. Trust 2005-WMC3 M3 (d)	1.4611	3/25/2035	169,319
2,209,779	Nomura Home Equity Loan Trust Series 2007-1 2A2 (d)	0.8361	2/25/2037	1,799,973
				4,229,873
	HOUSEHOLD PRODUCTS / WARES - 0.0% ^
10,000	Kronos Acquisition Holdings, Inc. (c)	9.0000	8/15/2023	9,975
20,000	Spectrum Brands, Inc. (c)	5.7500	7/15/2025	20,750
10,000	Spectrum Brands, Inc.	5.7500	7/15/2025	10,375
				41,100
	HOUSEWARES - 0.1%
405,000	Newell Brands, Inc.	2.6000	3/29/2019	409,444
35,000	Newell Brands, Inc.	3.1500	4/1/2021	35,619
				445,063
	INSURANCE - 0.2%
145,000	Berkshire Hathaway Finance Corp.	1.7000	3/15/2019	143,239
320,000	Berkshire Hathaway Finance Corp.	1.3000	8/15/2019	319,716
215,000	Liberty Mutual Group, Inc. (c)	6.5000	5/1/2042	254,911
320,000	TIAA Asset Management Finance Co. LLC (c)	2.9500	11/1/2019	325,524
				1,043,390

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	INTERNET - 0.1%
$380,000	Amazon.com, Inc.	2.6000	12/5/2019	$387,486
50,000	Amazon.com, Inc.	3.8000	12/5/2024	52,541
400,000	Tencent Holdings Ltd.	2.8750	2/11/2020	401,590
				841,617
	INVESTMENT COMPANIES - 0.1%
700,000	GrupoSura Finance SA	5.7000	5/18/2021	742,000

	IRON / STEEL - 0.0% ^
20,000	Signode Industrial Group Lux SA/Signode Industrial Group US, Inc. (c)	6.3750	5/1/2022	19,950

	LEISURE TIME - 0.0% ^
20,000	NCL Corp. Ltd. (c)	4.7500	12/15/2021	19,988
20,000	Sabre GLBL, Inc. (c)	5.2500	11/15/2023	20,537
30,000	Viking Cruises Ltd. (c)	8.5000	10/15/2022	31,125
				71,650
	LODGING - 0.0% ^
20,000	Hilton Domestic Operating Co., Inc. (c)	4.2500	9/1/2024	19,400
20,000	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. (c)	6.7500	11/15/2021	20,250
15,000	MGM Resorts International	4.6250	9/1/2026	14,437
20,000	Station Casinos LLC	7.5000	3/1/2021	20,950
				75,037
	MACHINERY - CONSTRUCTION & MINING - 0.1%
400,000	Caterpillar Financial Services Corp.	1.7000	6/16/2018	400,353
25,000	Terex Corp.	6.0000	5/15/2021	25,562
				425,915
	MACHINERY - DIVERSIFIED - 0.1%
355,000	John Deere Capital Corp.	1.6000	7/13/2018	354,884
55,000	John Deere Capital Corp.	1.9500	1/8/2019	55,232
				410,116
	MEDIA - 0.2%
5,000	CCO Holdings, LLC / CCO Holdings Capital Corp. (c)	5.1250	5/1/2023	5,150
15,000	CCO Holdings, LLC / CCO Holdings Capital Corp.	5.2500	9/30/2022	15,525
15,000	Cengage Learning, Inc. (c)	9.5000	6/15/2024	13,312
30,000	Cequel Communications Holdings I LLC / Cequel Capital Corp. (c)	6.3750	9/15/2020	30,900
130,000	Comcast Corp.	4.4000	8/15/2035	135,998
225,000	Comcast Corp.	5.8750	2/15/2018	235,913
165,000	Comcast Corp.	6.5000	1/15/2017	165,232
10,000	CSC Holdings LLC	5.2500	6/1/2024	9,775
10,000	CSC Holdings LLC (c)	5.5000	4/15/2027	10,125
200,000	Globo Comunicacao e Participacoes S.A. (f)	5.3070	5/11/2022	200,000
10,000	Gray Television, Inc. (c)	5.1250	10/15/2024	9,675
15,000	Gray Television, Inc. (c)	5.8750	7/15/2026	14,887
15,000	Nexstar Escrow Corp. (c)	5.6250	8/1/2024	14,887
30,000	Sinclair Television Group, Inc. (c)	5.6250	8/1/2024	30,675
30,000	Sirius XM Radio, Inc. (c)	5.3750	7/15/2026	29,325
31,000	TEGNA, Inc. (c)	4.8750	9/15/2021	31,542
400,000	TV Azteca SAB de CV	7.6250	9/18/2020	316,000
				1,268,921
	METAL FABRICATE/HARDWARE - 0.0% ^
10,000	Grinding Media, Inc. / MC Grinding Media Canada, Inc. (c)	7.3750	12/15/2023	10,506
5,000	Novelis Corp. (c)	5.8750	9/30/2026	5,050
15,000	Novelis Corp. (c)	6.2500	8/15/2024	15,900
				31,456
	MINING - 0.0% ^
20,000	Lundin Mining Corp. (c)	7.5000	11/1/2020	21,275

	MISCELLANEOUS MANUFACTURING - 0.0% ^
25,000	Gates Global LLC / Gates Global Co. (c)	6.0000	7/15/2022	24,450

	MULTI - NATIONAL - 0.2%
900,000	Banco Latinoamericano de Comercio Exterior SA	3.2500	5/7/2020	905,400

	MUNICIPAL - 1.0%
160,000	City of Houston TX Combined Utility System Revenue	5.0000	11/15/2035	184,186
5,400,000	Commonwealth of Puerto Rico	8.0000	7/1/2035	3,631,500

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	MUNICIPAL - 1.0% (Continued)
$95,000	Los Angeles County Metropolitan Transportation Authority	5.0000	6/1/2033	$111,659
110,000	Massachusetts School Building Authority	5.0000	11/15/2034	128,963
70,000	North Texas Municipal Water District Water System Revenue	5.0000	9/1/2035	80,832
1,405,000	Puerto Rico Commonwealth Government Employees Retirement System	6.2000	7/1/2040	558,487
2,500,000	Puerto Rico Commonwealth Government Employees Retirement System	6.3000	7/1/2043	993,750
70,000	State of California	5.0000	8/1/2033	80,023
				5,769,400
	OFFICE / BUSINESS EQUIPMENT - 0.1%
500,000	Xerox Corp.	2.9500	3/15/2017	501,517

	OIL & GAS - 1.4%
80,000	Apache Corp.	4.7500	4/15/2043	82,402
300,000	Bharat Petroleum Corp Ltd.	4.6250	10/25/2022	313,794
330,000	BP Capital Markets PLC	1.6740	2/13/2018	330,333
30,000	BP Capital Markets PLC	1.6760	5/3/2019	29,788
55,000	BP Capital Markets PLC	3.0170	1/16/2027	53,079
85,000	BP Capital Markets PLC	3.7230	11/28/2028	86,367
315,000	Chevron Corp.	1.5610	5/16/2019	313,706
95,000	Chevron Corp.	1.7900	11/16/2018	95,361
600,000	CNOOC Finance 2015 Australia Pty Ltd.	2.6250	5/5/2020	597,587
300,000	Delek & Avner Tamar Bond Ltd. (c)	3.8390	12/30/2018	304,875
800,000	Delek & Avner Tamar Bond Ltd. (c)	4.4350	12/30/2020	814,000
10,000	Energy XXI Gulf Coast, Inc. (g)	7.5000	12/15/2021	1,350
20,000	Energy XXI Gulf Coast, Inc. (g)	9.2500	12/15/2017	2,820
254,000	Energy XXI Gulf Coast, Inc. (c,g)	11.0000	3/15/2020	133,350
75,000	EOG Resources, Inc.	4.1500	1/15/2026	78,487
25,000	EPL Oil & Gas, Inc. (g)	8.2500	2/15/2018	4,562
10,000	Extraction Oil & Gas Holdings LLC / Extraction Finance Corp. (c)	7.8750	7/15/2021	10,700
800,000	Indian Oil Corp Ltd.	5.6250	8/2/2021	869,083
40,000	Memorial Production Partners LP / Memorial Production Finance Corp.	6.8750	8/1/2022	19,000
5,000	Noble Holding International Ltd.	7.7500	1/15/2024	4,703
35,000	Occidental Petroleum Corp.	3.4000	4/15/2026	35,264
1,000,000	ONGC Videsh Ltd.	3.2500	7/15/2019	1,013,100
4,949	Pacific Exploration and Production Corp.	3.4000	4/15/2026	216,737
5,000	PDC Energy, Inc. (c)	6.1250	9/15/2024	5,112
50,000	Petroleos Mexicanos (d)	2.9017	7/18/2018	50,325
75,000	Petroleos Mexicanos (c)	6.7500	9/21/2047	70,860
800,000	Petronas Global Sukuk Ltd.	2.7070	3/18/2020	798,758
5,000	Phillips 66	4.8750	11/15/2044	5,280
75,000	Phillips 66	5.8750	5/1/2042	88,804
250,000	Reliance Holding USA, Inc.	4.5000	10/19/2020	263,694
250,000	Reliance Holding USA, Inc.	5.4000	2/14/2022	270,275
10,000	Sanchez Energy Corp.	6.1250	1/15/2023	9,500
3,641	SandRidge Energy, Inc. (g)	—	6/1/2020	85,746
85,844	SandRidge Energy, Inc. (g)	—	10/4/2020	106,929
390,000	Shell International Finance BV	1.3750	5/10/2019	386,482
800,000	Sinopec Group Overseas Development 2015 Ltd.	2.5000	4/28/2020	794,697
				8,346,910
	OIL & GAS SERVICES - 0.0% ^
65,000	Schlumberger Holdings Corp. (c)	2.3500	12/21/2018	65,536

	OTHER ABS - 15.3%
1,973,340	Ajax Mortgage Loan Trust 2016-C (c)	4.0000	10/25/2057	1,977,526
500,000	ALM VII R Ltd. (c)	4.7746	10/15/2028	492,500
750,000	Anchorage Capital CLO 4 Ltd. 2014-4A A1A (c,d)	2.3404	7/28/2026	750,028
500,000	Anchorage Capital CLO 5 Ltd. 2014-5A A (c,d)	2.4800	10/15/2026	503,190
1,000,000	Annisa CLO Ltd. 2016-2 2016-2A B (c)	2.8860	7/20/2028	997,145
1,000,000	Apidos CLO XIV 2013-14A A (c)	2.1732	4/15/2025	1,000,121
1,365,000	Apidos CLO XVI 2013-16A A1 (c,d)	2.3276	1/19/2025	1,367,030
250,000	Apidos CLO XVIII 2014-18A C (c,d)	4.5318	7/22/2026	245,782
250,000	Apidos CLO XVIII 2014-18A D (c,d)	6.0818	7/22/2026	233,063
625,000	Arbor Realty Collateralized Loan Obligation 2015-FL2 Ltd. (c,d)	5.7039	9/15/2025	624,814
421,594	Ares IIR/IVR CLO Ltd. 2007-3RA A2 (c,d)	1.1000	4/16/2021	421,359
551,237	Ares XXX CLO Ltd. 2014-30A A2 (c,d)	1.7312	4/20/2023	549,911
212,893	AVANT Loans Funding Trust 2016-B 2016-B A (c)	3.9200	8/15/2019	213,673

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	OTHER ABS - 15.3% (Continued)
$250,000	Babson CLO Ltd. 2013-IA A (c,d)	1.9812	4/20/2025	$249,861
2,505,848	Bayview Opportunity Master Fund IIIb RPL Trust 2016-4 A (c,f)	3.4748	7/28/2018	2,492,541
3,349,680	BCAPB LLC Trust 2007-AB1 2007-AB1 A5 (f)	5.0860	3/25/2037	2,354,158
250,000	Birchwood Park CLO Ltd. 2014-1A C2 (c,d)	4.0300	7/15/2026	250,524
48,501	Blue Elephant Loan Trust 2015-1 A (c)	3.1200	12/15/2022	48,484
700,000	Blue Elephant Loan Trust 2015-1 B (c)	5.5600	12/15/2022	698,019
427,180	BlueMountain CLO 2012-1A Ltd. A (c,d)	2.2012	7/20/2023	427,607
500,000	BlueMountain CLO 2013-1 Ltd. CR (c)	4.3057	1/20/2029	500,000
1,000,000	BlueMountain CLO Ltd. 2014-3A A1 (c,d)	2.3600	10/15/2026	1,000,319
3,500,000	BlueMountain CLO Ltd. 2015-3A Ltd. A1 (c,d)	2.3612	10/20/2027	3,502,878
2,000,000	BlueMountain CLO II Ltd. C (c)	1.7307	7/15/2018	1,989,611
75,199	Bluemountain CLO III Ltd. 2007-SA A1B (c,d)	1.2432	3/17/2021	75,162
662,849	Callidus Debt Partners CLO Fund VI Ltd. 6A A1T (c,d)	1.1418	10/23/2021	658,485
2,367,119	Carlyle Global Market Strategies CLO 2012-2 Ltd. (c,d)	2.1812	7/20/2023	2,371,368
1,000,000	Carlyle Global Market Strategies CLO 2015-1 Ltd. (c,d)	2.4112	4/20/2027	1,002,189
546,506	Carlyle High Yield Partners X Ltd. 2007-10A A1 (c,d)	1.0926	4/19/2022	546,538
693,390	Carlyle High Yield Partners X Ltd. 2007-10A A2A (c,d)	1.1026	4/19/2022	693,383
1,000,000	Catarmaran CLO Ltd. 2015-1A A (c,d)	2.4318	4/22/2027	1,000,308
500,000	CENT CLO 19 Ltd. 2013-19A A1A (c,d)	2.2173	10/29/2025	500,302
2,000,000	CIM TRUST	12.3161	7/26/2055	1,769,599
2,000,000	CIM TRUST	13.1225	2/27/2056	1,780,844
2,000,000	CIM TRUST	12.1740	2/27/2056	1,780,986
90,334	Citi Held For Asset Issuance 2015-PM1 (c)	1.8500	12/15/2021	90,289
1,967,732	Citicorp Residential Mortgage Trust Series 2007-2 (f)	5.3979	6/25/2037	2,022,838
168,958	Citigroup Mortgage Loan Trust 2007-WFHE2 (d)	0.9361	3/25/2037	168,548
104,425	Consumer Credit Origination Loan Trust 2015-1 A (c)	2.8200	3/15/2021	105,122
2,000,000	Consumer Credit Origination Loan Trust 2015-1 B (c)	5.2100	3/15/2021	2,003,611
850,557	Consumer Installment Loan Trust Series 2016-LD1 A (c)	3.9600	7/15/2022	853,869
34,839	Countrywide Asset-Backed Certificates 2005-15 1AF6 (d)	4.1906	4/25/2036	35,371
250,000	Dorchester Park CLO Ltd. 2015-1A C (c,d)	4.0812	1/20/2027	250,084
250,000	Dorchester Park CLO Ltd. 2015-1A D (c,d)	4.4312	1/20/2027	245,300
1,500,000	Eagle I Ltd. 2014-1A A1 (c)	2.5700	12/15/2039	1,487,971
514,528	Eaton Vance CDO VIII Ltd. 2006-8A A (c,d)	1.1557	8/15/2022	512,947
1,000,000	Eaton Vance CDO VIII Ltd. 2006-8A B (c,d)	1.5557	8/15/2022	991,875
250,000	Emerson Park CLO Ltd. 2013-1A C1 (c,d)	3.6300	7/15/2025	250,397
250,000	Flatiron CLO Ltd. 2014-1A C (c,d)	4.1800	7/17/2026	228,124
2,650,000	Galaxy XVIII CLO Ltd. 2014-18A A (c,d)	2.3500	10/15/2026	2,651,458
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A C (c,d)	3.5859	8/1/2025	246,773
250,000	Halcyon Loan Advisors Funding 2013-2 Ltd. 2013-2A D (c,d)	4.6859	8/1/2025	221,159
300,000	Halcyon Loan Advisors Funding 2014-1 Ltd. 2014-1A A1 (c,d)	2.4117	4/18/2026	299,091
2,000,000	Jamestown CLO IV Ltd. 2014-4A A1A	2.5232	7/15/2026	1,999,800
1,000,000	Jamestown CLO IX Ltd. 2016-9A A1B (c,d)	2.3200	10/20/2028	1,000,193
2,000,000	Labrador Aviation Finance Ltd. 2016-1A (c)	5.6820	1/15/2042	1,999,927
250,000	LCM XII LP 12A A (c,d)	4.5776	10/19/2022	250,373
250,000	LCM XV LP 15A C (c,d)	4.0301	8/25/2024	250,214
750,000	LCM XVI LP 16A A (c,d)	2.3800	7/15/2026	750,395
250,000	Madison Park Funding XI Ltd. (c,d)	4.3818	10/23/2025	248,751
250,000	Madison Park Funding XIII Ltd. 2014-13 A D (c,d)	4.2276	1/19/2025	247,396
1,000,000	Magnetite XII Ltd. 2015-12A A (c,d)	2.2557	4/15/2027	1,000,000
195,377	Mountain View CLO II Ltd. 2006-2A A1 (c,d)	1.1239	1/12/2021	195,230
1,986,831	Nationstar HECM Loan Trust 2016-2 2016-2A A (c)	2.2394	6/25/2026	1,988,663
250,000	NewMark Capital Funding 2013-1A A2 Ltd. (c,d)	2.0542	6/2/2025	249,658
402,322	OneMain Financial Issuance Trust 2014-1 (c)	2.4300	6/18/2024	402,342
1,000,000	OneMain Financial Issuance Trust 2015-1 2015-1A A (c)	3.1900	3/18/2026	1,007,097
1,000,000	Oportun Funding IV LLC (c)	3.2800	11/8/2021	997,357
196,949	Pacific Bay CDO Ltd. 2003-1A A2 (c,d)	2.4938	11/4/2038	192,380
1,000,000	Palmer Square CLO 2014-1 Ltd. (c)	2.3287	1/17/2027	1,000,000
997,656	Progress Residential 2016-SFR1 Trust 2016-SFR1 A (c,d)	2.2683	9/17/2033	1,006,356
296,739	RAMP Series 2006-RS4 A3 Trust (d)	0.9411	7/25/2036	294,356
770,945	Sierra Timeshare 2016-2 Receivables Funding LLC 2016-2A A (c)	2.3300	7/20/2033	757,221
1,830,450	Sierra Timeshare 2016-3 Receivables Funding LLC (c)	2.4300	10/20/2033	1,795,204
1,000,000	Silverado CLO 2006-II Ltd. 2006-2A A1J (c,d)	1.3732	10/16/2020	1,000,649
930,761	Sofi Consumer Loan Program 2016-3 LLC (c)	3.0500	12/26/2025	927,538
500,000	Sound Harbor Loan Fund 2014-1 Ltd. 2014-1A A1 (c,d)	2.5390	10/30/2026	500,590
2,353,200	SpringCastle America Funding LLC 2014-AA A (c)	3.0500	4/25/2029	2,364,966

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	OTHER ABS - 15.3% (Continued)
$1,000,000	Springleaf Funding Trust 2016-A (c)	2.9000	11/15/2029	$997,766
3,876,678	Symphony CLO VIII LP 2012-8A AR (c,d)	1.9761	1/9/2023	3,873,217
750,000	Symphony CLO XI Ltd. 2013-11A A (c,d)	2.1800	1/17/2025	751,884
250,000	Symphony CLO XI Ltd. 2013-11A C (c,d)	4.0300	1/17/2025	250,061
3,125,000	Venture VII CDO Ltd. 2006-7A A1B (c,d)	1.2112	1/20/2022	3,054,687
1,000,000	Venture XVI CLO Ltd. 2014-16A A1L (c,d)	2.3800	4/15/2026	1,001,706
1,000,000	Venture XVII CLO Ltd. 2014-17A A (c,d)	2.3600	7/15/2026	1,000,498
250,000	Venture XVII CLO Ltd. 2014-17A B2 (c,d)	2.9800	7/15/2026	250,209
1,000,000	Venture XXIII CLO Ltd 2016-23A A (c,d)	2.5276	7/19/2028	1,003,555
1,000,000	Vibrant Clo V Ltd. (c)	2.5462	1/20/2029	1,000,000
1,904,562	VOLT XLVIII LLC 2016-NPL8 A1 (c,f)	3.5000	7/25/2046	1,898,058
1,201,403	VOLT XXII LLC 2015-NPL4 A1 (c,f)	3.5000	2/25/2055	1,202,324
2,357,837	VOLT XXX LLC 2015-NPL1 A1 (c,f)	3.6250	10/25/2057	2,358,052
729,102	Wasatch Ltd. 06-1A Cl A1B (c,d)	1.1421	11/14/2022	715,513
500,000	Washington Mill CLO Ltd. 2014-1A A1 (c,d)	2.3812	4/20/2026	500,247
50,656	Westwood CDO II Ltd. 2007-2A A1 (c,d)	1.1018	4/25/2022	50,642
250,000	Zais CLO 2 Ltd.2014-2A A1A (c,d)	2.3818	7/25/2026	249,885
				90,319,095
	PACKAGING & CONTAINERS - 0.0% ^
20,000	Berry Plastics Corp.	5.5000	5/15/2022	20,800
20,000	Plastipak Holdings, Inc. (c)	6.5000	10/1/2021	20,900
				41,700
	PHARMACEUTICALS - 0.8%
485,000	AbbVie, Inc.	1.8000	5/14/2018	485,364
154,000	AbbVie, Inc.	4.7000	5/14/2045	151,094
161,000	Actavis Funding SCS	2.3500	3/12/2018	161,931
390,000	AstraZeneca PLC	1.7500	11/16/2018	390,697
75,000	AstraZeneca PLC	2.3750	11/16/2020	74,745
610,000	Cardinal Health, Inc.	1.9500	6/15/2018	611,326
115,000	Eli Lilly & Co.	3.7000	3/1/2045	109,091
25,000	Endo Finance LLC / Endo Finco, Inc. (c)	5.3750	1/15/2023	21,187
415,000	Express Scripts Holding Co.	2.2500	6/15/2019	414,953
30,000	Express Scripts Holding Co.	3.4000	3/1/2027	28,107
80,000	Express Scripts Holding Co.	4.5000	2/25/2026	82,358
20,000	inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc. (c)	7.5000	10/1/2024	20,948
422,000	McKesson Corp.	1.2920	3/10/2017	422,102
460,000	Mylan NV (c)	2.5000	6/7/2019	457,510
160,000	Mylan NV (c)	3.1500	6/15/2021	157,022
265,000	Shire Acquisitions Investments Ireland DAC	1.9000	9/23/2019	261,640
195,000	Shire Acquisitions Investments Ireland DAC	2.8750	9/23/2023	185,337
167,000	Teva Pharmaceutical Finance Co. BV	2.9500	12/18/2022	160,921
185,000	Teva Pharmaceutical Finance Co. BV	1.7000	7/19/2019	181,768
55,000	Teva Pharmaceutical Finance Co. BV	2.8000	7/21/2023	52,063
15,000	Vizient, Inc. (c)	10.3750	3/1/2024	16,987
				4,447,151
	PIPELINES - 0.3%
15,000	Energy Transfer Equity LP	5.5000	6/1/2027	14,625
155,000	Energy Transfer Partners LP	4.7500	1/15/2026	160,246
350,000	Kinder Morgan Energy Partners LP	6.0000	2/1/2017	351,060
145,000	Kinder Morgan Energy Partners LP	6.9500	1/15/2038	168,196
25,000	Kinder Morgan, Inc.	3.0500	12/1/2019	25,359
128,160	Ras Laffan Liquefied Natural Gas Co. Ltd. II	5.2980	9/30/2020	134,568
10,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. (c)	5.3750	2/1/2027	9,900
300,000	Transportadora de Gas Internacional SA ESP (c)	5.7000	3/20/2022	309,000
500,000	Transportadora de Gas Internacional SA ESP	5.7000	3/20/2022	515,000
20,000	Williams Partners LP / ACMP Finance Corp.	4.8750	3/15/2024	20,196
				1,708,150
	REITS - 0.2%
160,000	Boston Properties LP	4.1250	5/15/2021	169,047
318,000	Boston Properties LP	5.8750	10/15/2019	346,763
20,000	ESH Hospitality, Inc.	5.8750	1/15/2026	21,050
30,000	Equinix, Inc. (c)	5.2500	5/1/2025	29,850
5,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. (c)	5.6250	5/1/2024	5,237
280,000	Simon Property Group LP	2.1500	9/15/2017	281,202
115,000	Simon Property Group LP	2.2000	2/1/2019	115,935

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	REITS - 0.2% (Continued)
$145,000	Simon Property Group LP	3.3000	1/15/2026	$144,284
15,000	Simon Property Group LP	5.6500	2/1/2020	16,409
				1,129,777
	RETAIL - 0.1%
15,000	Asbury Automotive Group, Inc.	6.0000	12/15/2024	15,337
436,000	CVS Health Corp.	1.9000	7/20/2018	437,676
110,000	CVS Health Corp.	2.8750	6/1/2026	104,848
5,000	Dollar Tree, Inc.	5.7500	3/1/2023	5,294
100,000	Home Depot, Inc.	3.0000	4/1/2026	99,808
55,000	Home Depot, Inc.	3.3500	9/15/2025	56,406
25,000	PetSmart, Inc. (c)	7.1250	3/15/2023	25,500
20,000	Rite Aid Corp. (c)	6.1250	4/1/2023	21,500
25,000	Sally Holdings LLC / Sally Capital, Inc.	5.7500	6/1/2022	25,969
				792,338
	SEMICONDUCTORS - 0.0% ^
155,000	Analog Devices, Inc.	2.5000	12/5/2021	153,578
70,000	Intel Corp.	4.1000	5/19/2046	69,382
4,000	Microsemi Corp. (c)	9.1250	4/15/2023	4,660
20,000	NXP BV / NXP Funding LLC (c)	4.1250	6/1/2021	20,650
				248,270
	SOFTWARE - 0.2%
15,000	Camelot Finance SA (c)	7.8750	10/15/2024	15,525
105,000	Fidelity National Information Services, Inc.	3.6250	10/15/2020	108,703
15,000	First Data Corp. (c)	5.7500	1/15/2024	15,478
15,000	First Data Corp. (c)	7.0000	12/1/2023	15,975
20,000	Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/Greeneden US Ho (c)	10.0000	11/30/2024	21,250
20,000	Infor US, Inc.	6.5000	5/15/2022	20,850
160,000	Microsoft Corp.	1.1000	8/8/2019	157,848
135,000	Microsoft Corp.	4.4500	11/3/2045	143,832
20,000	Open Text Corp. (c)	5.8750	6/1/2026	21,100
175,000	Oracle Corp.	1.9000	9/15/2021	171,009
220,000	Oracle Corp.	2.2500	10/8/2019	222,668
195,000	Oracle Corp.	2.3750	1/15/2019	197,610
165,000	Oracle Corp.	4.1250	5/15/2045	159,911
20,000	Quintiles IMS, Inc. (c)	4.8750	5/15/2023	20,300
15,000	Solera LLC / Solera Finance, Inc. (c)	10.5000	3/1/2024	16,875
30,000	Sophia LP / Sophia Finance, Inc. (c)	9.0000	9/30/2023	31,875
				1,340,809
	STUDENT LOAN ABS - 0.3%
974,346	Access Group, Inc. 2007-A B (d)	1.4801	2/25/2037	854,415
12,000	Earnest Student Loan Program 2016-D LLC (c)	—	1/25/2041	1,039,350
				1,893,765
	TECHNOLOGY - 0.1%
500,000	AXIATA SPV2 BHD	3.4660	11/19/2020	502,959

	TELECOMMUNICATIONS - 0.8%
635,000	British Telecommunications PLC	5.9500	1/15/2018	661,798
25,000	Cincinnati Bell, Inc. (c)	7.0000	7/15/2024	26,437
400,000	Cisco Systems, Inc.	1.4000	9/20/2019	395,638
160,000	Cisco Systems, Inc.	1.8500	9/20/2021	156,155
30,000	CommScope, Inc. (c)	5.0000	6/15/2021	30,900
200,000	Digicel Group Ltd.	7.1250	4/1/2022	155,148
600,000	Digicel Ltd.	7.0000	2/15/2020	564,984
15,000	Embarq Corp.	7.9950	6/1/2036	14,063
20,000	Intelsat Jackson Holdings SA	5.5000	8/1/2023	13,476
10,000	Intelsat Jackson Holdings SA (c)	8.0000	2/15/2024	10,275
30,000	Level 3 Communications, Inc.	5.7500	12/1/2022	30,825
800,000	Ooredoo Tamweel Ltd.	3.0390	12/3/2018	810,800
541,000	Orange SA	2.7500	2/6/2019	548,160
400,000	Telefonica Celular del Paraguay S.A.	6.7500	12/13/2022	407,000
15,000	Telesat Canada / Telesat LLC (c)	8.8750	11/15/2024	15,638
540,000	Verizon Communications, Inc.	2.6250	2/21/2020	545,181
315,000	Verizon Communications, Inc.	4.4000	11/1/2034	310,901
				4,697,379

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2016

Principal Amount
($)		Yield	Maturity	Value
	TRANSPORTATION - 0.1%
$150,000	Burlington Northern Santa Fe LLC	4.5500	9/1/2044	$159,487
165,000	CSX Corp.	3.8000	11/1/2046	152,968
150,000	FedEx Corp.	4.7500	11/15/2045	155,351
10,000	Kenan Advantage Group, Inc./The	7.8750	7/31/2023	10,100
				477,906
	U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.6%
216,941	Fannie Mae Pool AL4292 (e)	4.5000	4/1/2026	230,673
749,776	Fannie Mae Pool AS4281 (e)	3.0000	1/1/2035	759,903
1,269,340	Fannie Mae Pool AS4360 (e)	3.0000	1/1/2035	1,286,487
837,358	Fannie Mae Pool AS4645 (e)	3.0000	3/1/2045	832,764
953,178	Fannie Mae Pool AS7661 (e)	3.0000	8/1/2046	940,886
77,541	Fannie Mae Pool MA1050 (e)	4.5000	3/1/2042	81,110
1,575,299	Fannie Mae Pool MA2737 (e)	3.0000	9/1/2046	1,568,468
1,134,446	Freddie Mac Gold Pool G08622 (e)	3.0000	1/1/2045	1,127,711
1,376,247	Freddie Mac Gold Pool G08721 (e)	3.0000	9/1/2046	1,368,008
343,220	Freddie Mac Gold Pool FG Q13637 (e)	3.0000	11/1/2042	343,080
345,356	Freddie Mac Gold Pool FG Q13638 (e)	3.0000	11/1/2042	345,215
269,629	Freddie Mac Gold Pool N70081 (e)	5.5000	7/1/2038	298,625
				9,182,930
	TREASURY SECURITIES - 8.4%
1,729,449	United States Treasury Inflation Indexed Bond	1.0000	2/15/2046	1,771,823
782,196	United States Treasury Inflation Indexed Note	0.1250	4/15/2021	802,343
1,177,977	United States Treasury Inflation Indexed Note	0.1250	7/15/2026	1,148,742
1,674,520	United States Treasury Inflation Indexed Note	0.1250	7/15/2024	1,674,717
1,074,746	United States Treasury Inflation Indexed Note	0.6250	1/15/2024	1,132,990
805,000	United States Treasury Bond	2.7500	11/15/2042	760,316
650,000	United States Treasury Note	0.5000	1/31/2017	650,074
1,160,000	United States Treasury Note	0.6250	5/31/2017	1,160,090
3,800,000	United States Treasury Note	0.7500	1/31/2018	3,800,667
3,350,000	United States Treasury Note	0.7500	2/28/2018	3,342,148
3,550,000	United States Treasury Note	0.8750	11/30/2017	3,554,450
1,920,000	United States Treasury Note	1.0000	9/15/2017	1,922,999
2,400,000	United States Treasury Note	1.0000	2/15/2018	2,400,845
3,800,000	United States Treasury Note	1.0000	3/15/2018	3,801,782
3,800,000	United States Treasury Note	1.0000	12/31/2017	3,802,968
180,000	United States Treasury Note	1.0000	5/15/2018	179,937
50,000	United States Treasury Note	1.5000	2/28/2023	48,090
1,600,000	United States Treasury Note	1.5000	3/31/2023	1,537,374
3,300,000	United States Treasury Note	1.6250	6/30/2020	3,301,548
1,670,000	United States Treasury Note	1.7500	3/31/2022	1,647,756
80,000	United States Treasury Note	1.7500	12/31/2020	79,975
3,020,000	United States Treasury Note	2.0000	11/30/2020	3,051,263
50,000	United States Treasury Note	2.0000	8/15/2025	48,434
2,700,000	United States Treasury Note	2.1250	1/31/2021	2,735,964
1,860,000	United States Treasury Note	2.1250	5/15/2025	1,823,380
3,180,000	United States Treasury Note	2.2500	3/31/2021	3,237,513
				49,418,188

	TOTAL BONDS & NOTES (Cost - $440,080,390)			433,835,329

	SHORT-TERM INVESTMENTS - 13.9%
	U.S. TREASURY BILLS - 13.9%
11,000,000	United States Treasury Bill+ (a)	0.3100	1/5/2017	10,999,486
6,000,000	United States Treasury Bill+ (a)	0.4300	2/2/2017	5,997,307
6,000,000	United States Treasury Bill+ (a)	0.4700	4/27/2017	5,989,444
43,000,000	United States Treasury Bill+ (a)	0.5100	7/20/2017	42,876,222
16,500,000	United States Treasury Bill+ (a)	—	10/12/2017	16,410,836
	TOTAL SHORT-TERM INVESTMENTS (Cost - $82,273,295)			82,273,295

	TOTAL INVESTMENTS - 95.5% (Cost - $563,326,017) (h)			$564,188,287
	OTHER ASSETS LESS LIABILITIES - 4.5%			26,806,273
	TOTAL NET ASSETS - 100.0%			$590,994,560

See accompanying notes to consolidated financial statements.

Altegris Futures Evolution Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

MBS - Mortgage Backed Security

ABS - Asset Backed Security

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

*	Non-Income bearing.

^	Represents a percentage less than 0.05%

**	Zero coupon security. Payment received at maturity. Rate shown represents rate at date of purchase.

+	Held as collateral for the swap contract.

(a)	All or a portion of these investments is a holding of the AFES Fund Limited.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2016.

(c)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2016, these securities amounted to $122,468,074 or 20.72% of net assets.

(d)	Variable rate security; the rate shown represents the rate at December 31, 2016.

(e)	Issuers operate under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal Home Loan Mortgage Corp., Federal National Mortgage Association, Freddie Mac and Fannie Mae currently operate under a federal conservatorship.

(f)	Step-Up Bond; the interest rate shown is the rate in effect as of December 31, 2016.

(g)	Security in default.

(h)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $591,071,319 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$12,616,692
Unrealized Depreciation:	(39,499,724)
Net Unrealized Depreciation:	$(26,883,032)

TOTAL RETURN SWAP CONTRACT (a)
	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Depreciation
Barclays Bank PLC SWAP	$73,376,929	LIBOR + 1.20%	11/9/2017	Barclays Bank, Plc	$(5,277,365)

See accompanying notes to consolidated financial statements.

Altegris Macro Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2016

Shares				Value
	INVESTMENTS - 93.0%
	EXCHANGE TRADED FUNDS - 45.5%
	DEBT FUNDS - 30.4%
17,968	iShares iBoxx $ High Yield Corporate Bond ETF			$1,555,130
57,188	iShares iBoxx $ Investment Grade Corporate Bond ETF			6,701,290
2,225	iShares TIPS Bond ETF			251,803
				8,508,223
	EQUITY FUNDS - 15.1%
7,359	Consumer Discretionary Select Sector SPDR Fund			599,023
31,738	Consumer Staples Select Sector SPDR Fund			1,641,172
1,338	Energy Select Sector SPDR Fund			100,778
6,255	Financial Select Sector SPDR Fund			145,429
4,673	Health Care Select Sector SPDR Fund			322,157
12,385	Industrial Select Sector SPDR Fund			770,595
8,899	Materials Select Sector SPDR Fund			442,280
1,993	Real Estate Select Sector SPDR Fund			61,277
2,585	Utilities Select Sector SPDR Fund			125,553
				4,208,264
	TOTAL EXCHANGE TRADED FUNDS (Cost - $12,720,084)			12,716,487

	UNAFFILIATED TRADING COMPANIES ^ - 2.4%
444	Denali Global Discretionary Program - Class Denali* (a,b)			60,756
1,732	QMS Diversified Global Macro - Class QMS* (a,b)			264,889
1,457	Three Rock Global Macro Program - Class Three Rock* (a,b)			211,251
1,494	Willowbridge Praxis Futures Program - Class Willowbridge* (a,b)			123,401
	TOTAL UNAFFILIATEDTRADING COMPANIES (Cost - $676,113)			660,297

Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 6.4%
$14,000	Barclays Bank PLC Linked Note (a) * ^
	(Cost - $1,400,000)		1/28/2017	1,782,785
		Yield (c)
	SHORT-TERM INVESTMENTS - 38.7%
	CERTIFICATES OF DEPOSIT - 2.9%
200,000	Banco Del Estado De Chile	0.6700	1/6/2017	200,000
140,000	The Chiba Bank, Ltd.	0.7100	1/5/2017	140,000
215,000	Sumitomo Mitsui Trust Bank, Ltd.	0.6700	1/11/2017	215,000
250,000	Toronto Dominion Holdings, Inc.	0.5700	1/3/2017	250,000
				805,000
	COMMERCIAL PAPER - 7.9%
250,000	Apple, Inc.	0.6211	1/3/2017	249,991
140,000	DCAT, LLC	0.9727	1/11/2017	139,962
215,000	Exxon Mobil Corp.	0.4706	1/6/2017	214,986
250,000	GE Capital Treasury Services LLC	0.6010	1/3/2017	249,992
250,000	MetLife Short Term Funding LLC	0.6312	1/13/2017	249,948
144,000	National Rural Utilities Cooperative Finance Corp.	0.6613	1/13/2017	143,968
200,000	PACCAR Financial Corp.	0.5509	1/4/2017	199,991
250,000	Victory Receivables Corp.	0.8019	1/19/2017	249,900
250,000	Wal-Mart Stores, Inc.	0.5408	1/11/2017	249,962
250,000	Working Capital Management Co. LP	0.8220	1/17/2017	249,909
				2,198,609
	DISCOUNT AGENCY NOTE - 15.1%
500,000	Federal Home Loan Banks	0.3340	1/25/2017	499,880
250,000	Federal Home Loan Banks	0.4670	2/14/2017	249,852

See accompanying notes to consolidated financial statements.

Altegris Macro Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2016

Principal
Amount ($)		Yield (c)	Maturity	Value
	DISCOUNT AGENCY NOTE - 15.1% (Continued)
$250,000	Federal Home Loan Banks	0.4670	2/15/2017	$249,873
250,000	Federal Home Loan Banks	0.5020	3/24/2017	249,749
500,000	Federal Home Loan Banks	0.5370	5/3/2017	499,119
2,478,000	Federal Home Loan Mortgage Corp.	0.0000	1/3/2017	2,477,938
				4,226,411

	U.S. TREASURY BILLS - 12.8%
1,000,000	US Treasury Bill (a) **	0.5100	3/30/2017	998,766
1,100,000	US Treasury Bill (a) **	0.5225	7/20/2017	1,096,807
1,500,000	US Treasury Bill (a) **	0.5400	4/27/2017	1,497,390
				3,592,963

	TOTAL SHORT-TERM INVESTMENTS - (Cost - $10,822,983)			10,822,983

	TOTAL INVESTMENTS - 93.0% (Cost - $25,619,180) (d)			$25,982,552
	OTHER ASSETS LESS LIABILITIES - 7.0%			1,959,348
	TOTAL NET ASSETS - 100.0%			$27,941,900

ETF Exchange Traded Fund

^	Global Macro Strategies Ltd.

*	Non-Income producing.

**	Held as collateral for the swap contract.

(a)	All or a portion of these investments are a holding of the AGMS Fund Limited.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2016.

(c)	Represents annualized yield at date of purchase for discount securities and coupon for coupon based securities.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,627,406 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$445,688
Unrealized Depreciation:	(2,090,542)
Net Unrealized Depreciation:	$(1,644,854)

	LONG FUTURES CONTRACTS
			Notional Value at	Unrealized
Contracts	Issue	Expiration	December 31, 2016	Appreciation/ (Depreciation)
6	Cattle Feeded Future (a)	January-17	$ 391,350	$7,526
5	Copper Future (a)	March-17	313,188	(4,642)
2	Gasoline RBOB (a)	February-17	140,356	(1,265)
6	Lean Hogs (a)	February-17	158,760	5,935
3	Live Cattle (a)	February-17	139,260	(539)
4	Natural Gas Future (a)	February-17	148,960	(933)
4	NY Harbor ULSD Futures (a)	February-17	290,338	581
30	Russell Mini Future	March-17	2,035,350	(44,003)
33	S&P 500 E-mini Future	March-17	3,689,813	(10,157)
8	Soybean Future (a)	March-17	401,600	(4,867)
30	US 10 Year Note Future	March-17	3,728,438	10,648
7	US 5YR Note (CBT) Future	March-17	823,648	1,430
6	US Long Bond Future	March-17	903,938	4,047
8	Wheat Future (CBT) (a)	March-17	163,200	1,238
9	World Sugar #11 (a)	March-17	196,661	6,699
	TOTAL UNREALZED DEPRECIATION ON LONG FUTURES CONTRACTS			$(28,302)

See accompanying notes to consolidated financial statements.

Altegris Macro Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)

December 31, 2016

TOTAL RETURN SWAP CONTRACTS (a)

Reference Entity	Notional Amount	Interest Rate	Termination Date	Counterparty	Unrealized Depreciation
Barclays Bank PLC SWAP	$3,106,016	LIBOR+1.20%	11/9/2017	Barclays Bank Plc.	$(36,504)

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2016

Shares				Value
	INVESTMENTS - 91.9%
	UNAFFILIATED TRADING COMPANIES - 3.6%
22,202	Abraham Diversified Program Class* (a,b)			$1,765,451
9,143	Capital Discus Program Class CFM DTP* (a,b)			699,582
39,769	Lynx Trading Program Class* (a,b)			1,623,530
5,107	Quantitative Global Program Class* (a,b)			1,129,247
8,452	Winton Diversified Program Class* (a,b)			2,281,624
	TOTAL UNAFFILIATED TRADING COMPANIES (Cost - $7,112,508)			7,499,434

Principal
Amount ($)			Maturity
	STRUCTURED NOTE - 5.8%
$64,000	Barclays Bank PLC Linked Note (a)*		1/28/2017	12,178,374
	TOTAL STRUCTURED NOTE (Cost - $6,400,000)

	SHORT-TERM INVESTMENTS - 82.5%
	CERTIFICATES OF DEPOSIT - 8.9%	Yield (c)
4,300,000	Banco del Estado de Chile	0.6700	1/6/2017	4,300,000
2,770,000	The Chiba Bank, Ltd.	0.7100	1/5/2017	2,770,000
4,200,000	Sumitomo Mitsui Trust Bank Ltd.	0.6700	1/11/2017	4,200,000
7,300,000	Toronto Dominion Holdings, Inc.	0.5700	1/3/2017	7,300,000
				18,570,000

	COMMERCIAL PAPER - 21.4%
4,215,000	Apple, Inc.	0.6211	1/3/2017	4,214,855
2,725,000	DCAT, LLC	0.9726	1/11/2017	2,724,266
4,390,000	Exxon Mobil Corp.	0.4706	1/6/2017	4,389,713
7,300,000	GE Capital Treasury Services	0.6009	1/3/2017	7,299,757
4,215,000	Metlife Short-term Funding	0.6312	1/13/2017	4,214,115
2,721,000	National Rural Utilities Cooperative Finance Corp.	0.6613	1/13/2017	2,720,401
4,390,000	PACCAR Financial Corp.	0.5509	1/4/2017	4,389,799
4,215,000	Victory Receivables Corp.	0.8019	1/19/2017	4,213,314
3,100,000	Victory Receivables Corp.	0.5508	1/3/2017	3,099,905
4,460,000	Wal-Mart Stores, Inc.	0.5408	1/11/2017	4,459,331
2,810,000	Working Capital Management Co. LP	0.8220	1/17/2017	2,808,976
				44,534,432

	DISCOUNT AGENCY NOTES - 43.8%
23,662,000	Federal Farm Credit Banks	0.4670	1/3/2017	23,661,540
10,000,000	Federal Home Loan Bank	0.3340	1/25/2017	9,997,600
1,150,000	Federal Home Loan Bank	0.4540	2/1/2017	1,149,624
10,000,000	Federal Home Loan Bank	0.4670	2/14/2017	9,994,072
5,000,000	Federal Home Loan Bank	0.4670	2/15/2017	4,997,462
10,000,000	Federal Home Loan Bank	0.4980	3/10/2017	9,990,140
8,000,000	Federal Home Loan Bank	0.5020	3/24/2017	7,991,982
10,000,000	Federal Home Loan Bank	0.5370	5/3/2017	9,982,378
8,314,000	Federal Home Loan Mortgage Corp.	—	1/3/2017	8,313,792
5,000,000	Federal Home Loan Mortgage Corp.	0.4610	2/7/2017	4,997,636
				91,076,226

See accompanying notes to consolidated financial statements.

Altegris Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2016

Principal
Amount ($)		Yield (c)	Maturity	Value
	U.S. TREASURY BILLS - 8.4%
$3,000,000	U.S. Treasury Bills (a) **	0.4200	1/5/2017	$2,999,860
8,500,000	U.S. Treasury Bills (a) **	0.5050	2/2/2017	8,496,144
6,000,000	U.S. Treasury Bills (a) **	0.5400	4/27/2017	5,989,560
				17,485,564

	TOTAL SHORT-TERM INVESTMENTS (Cost - $171,666,222)			171,666,222

	TOTAL INVESTMENTS - 91.9% (Cost - $185,178,730) (d)			$191,344,030
	OTHER ASSETS LESS LIABILITIES - 8.1%			16,860,950
	TOTAL NET ASSETS - 100.0%			$208,204,980

*	Non-Income bearing.

**	Held as collateral for total return swap contracts.

(a)	All or a portion of these investments is a holding of the consolidated AMFS Fund Limited.

(b)	The value of these securities have been determined in good faith under the policies of the Board of Trustees at December 31, 2016.

(c)	Represents annualized yield at date of purchase for discount securities, and coupon for coupon based securities.

(d)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $185,178,730 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$6,246,753
Unrealized Depreciation:	(81,453)
Net Unrealized Appreciation:	$6,165,300

TOTAL RETURN SWAPS CONTRACTS (a)

	Notional		Termination		Unrealized
Reference Entity	Amount	Interest Rate	Date	Counterparty	Depreciation
Barclays Bank PLC Swap	$23,002,111	LIBOR + 1.20%	11/19/2017	Barclays Bank Plc.	$(880,208)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2016

	Altegris Futures Evolution	Altegris Macro	Altegris Managed Futures
ASSETS	Strategy Fund	Strategy Fund	Strategy Fund
Investment securities:
At cost	$563,326,017	$25,619,180	$185,178,730
At value	$564,188,287	$25,982,552	$191,344,030
Cash	30,279,742	3,688,850	11,519,615
Segregated cash at broker	4,555,882	546,823	6,402,044
Receivable for securities sold	78,624,269	3,397,288	22,993,405
Receivable for Fund shares sold	1,299,391	145,477	627,905
Interest receivable	2,619,466	53	—
Receivable due from Advisor	—	2,323	—
Prepaid expenses and other assets	122,025	35,740	39,830
TOTAL ASSETS	681,689,062	33,799,106	232,926,829

LIABILITIES
Unrealized depreciation on swap contracts	5,277,365	36,504	880,208
Unrealized depreciation on futures contracts	—	28,302	—
Payable for investments purchased	80,053,249	5,679,388	22,894,261
Payable for Fund shares repurchased	4,462,091	61,967	550,265
Investment advisory fees payable	797,414	—	230,972
Distribution (12b-1) fees payable	72,954	5,327	34,577
Payable to related parties	2,322	5,084	55,113
Accrued expenses and other liabilities	29,107	40,634	76,453
TOTAL LIABILITIES	90,694,502	5,857,206	24,721,849
NET ASSETS	$590,994,560	$27,941,900	$208,204,980

Composition of Net Assets:
Paid in capital	$625,756,860	$29,815,409	$210,238,440
Accumulated undistributed net investment loss	(1,325,195)	(65,685)	(1,606,096)
Accumulated net realized loss from investments, futures and swaps	(29,022,010)	(2,106,390)	(5,712,456)
Net unrealized appreciation/(depreciation) of investments, futures and swaps	(4,415,095)	298,566	5,285,092
NET ASSETS	$590,994,560	$27,941,900	$208,204,980

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
December 31, 2016

	Altegris Futures Evolution	Altegris Macro	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$74,898,005	$1,875,874	$88,576,903
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	7,776,305	267,456	10,523,198
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$9.63	$7.01	$8.42
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (c)	$10.22	$7.44	$8.93

Class C Shares:
Net Assets	$35,223,165	$818,138	$17,124,610
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,681,411	119,608	2,102,510
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)(d)	$9.57	$6.84	$8.14

Class I Shares:
Net Assets	$377,645,200	$4,314,834	$101,048,099
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	39,292,631	608,586	11,857,750
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.61	$7.09	$8.52

Class N Shares:
Net Assets	$103,228,190	$20,933,054	$—
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	10,724,144	2,993,332	—
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.63	$6.99	$—

Class O Shares:
Net Assets	$—	$—	$1,455,368
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	—	—	172,916
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$—	$—	$8.42

(a)	Purchases of $1 million or more, a contingent deferred sales charge of up to 1.00% may apply to redemptions made within 18 months of purchase.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

(c)	On investments of $25,000 or more, the sales load is reduced.

(d)	A contingent deferred sales charge of up to 1.00% may be applied to shares redeemed within 12 months of purchase.

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited)
December 31, 2016

	Altegris Futures Evolution	Altegris Macro	Altegris Managed Futures
	Strategy Fund	Strategy Fund	Strategy Fund
INVESTMENT INCOME
Dividends	$15,302	$221,389	$—
Interest (net of foreign withholding tax of $31,043, $0, and $0, respectively)	9,618,207	31,309	403,669
TOTAL INVESTMENT INCOME	9,633,509	252,698	403,669

EXPENSES
Advisory fees	4,696,600	250,619	1,621,535
Distribution (12b-1) fees:
Class A	115,955	3,051	127,830
Class C	183,883	5,895	97,044
Class N	129,524	27,401	—
Class O	—	—	2,002
Administrative services fees	248,909	15,126	75,166
Non 12b-1 shareholder servicing fees	163,636	8,909	41,569
Transfer agent fees	95,413	22,045	25,407
Registration fees	54,209	34,420	31,159
Printing and postage expenses	48,040	15,001	18,135
Custodian fees	28,574	26,698	25,440
Audit fees	26,691	20,339	16,160
Accounting services fees	26,570	8,673	15,183
Compliance officer fees	15,008	12,796	13,067
Legal fees	12,460	16,745	21,014
Insurance expense	7,976	1,157	3,470
Trustees fees and expenses	7,524	7,507	7,527
Other expenses	4,865	1,608	2,207
TOTAL EXPENSES	5,865,837	477,990	2,143,915
Less: Fees waived by the Advisor	(143,621)	(159,762)	(134,785)
NET EXPENSES	5,722,216	318,228	2,009,130

NET INVESTMENT INCOME/(LOSS)	3,911,293	(65,530)	(1,605,461)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	—	425,927	—
Investments	(5,499,497)	35,953	(1,655,988)
Swaps	(14,475,937)	165,052	(4,056,687)
Broker commissions	—	(1,420)	—
Net Realized Gain/(Loss)	(19,975,434)	625,512	(5,712,675)

Net change in unrealized appreciation/(depreciation) on:
Futures contracts	—	(17,822)	—
Investments	(13,050,275)	(31,162)	(2,612,296)
Swaps	(6,868,090)	(78,668)	(1,192,713)
Net Change in Unrealized Appreciation/(Depreciation)	(19,918,365)	(127,652)	(3,805,009)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	(39,893,799)	497,860	(9,517,684)

NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,982,506)	$432,330	$(11,123,145)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Futures Evolution Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2016	June 30,
	(Unaudited)	2016

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment income	$3,911,293	$7,477,149
Net realized gain/(loss) on investments and swaps	(19,975,434)	19,327,747
Net change in unrealized appreciation/(depreciation) on investments and swaps	(19,918,365)	18,829,170
Net increase/(decrease) in net assets resulting from operations	(35,982,506)	45,634,066

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(4,778,513)	(5,274,615)
Class C	(2,041,158)	(1,544,385)
Class I	(23,916,677)	(24,202,344)
Class N	(6,345,847)	(5,946,055)
Total distributions to shareholders	(37,082,195)	(36,967,399)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	13,689,277	59,796,257
Class C	8,413,253	14,799,959
Class I	153,599,662	219,300,621
Class N	39,445,341	59,718,250
Net asset value of shares issued in reinvestment of distributions:
Class A	4,567,721	4,970,420
Class C	1,952,554	1,447,938
Class I	20,650,755	21,507,217
Class N	4,429,129	4,115,792
Redemption fee proceeds:
Class A	583	4,641
Class C	195	1,504
Class I	10,277	19,730
Class N	2,277	4,905
Payments for shares redeemed:
Class A	(33,210,959)	(24,901,541)
Class C	(4,597,902)	(3,395,959)
Class I	(103,694,511)	(238,680,297)
Class N	(26,302,252)	(33,990,984)
Net increase from shares of beneficial interest transactions	78,955,400	84,718,453
NET INCREASE IN NET ASSETS	5,890,699	93,385,120
NET ASSETS
Beginning of Period	585,103,861	491,718,741
End of Period *	$590,994,560	$585,103,861
*Includes accumulated net investment income (loss) of:	$(1,325,195)	$31,845,707

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Futures Evolution Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2016	June 30,
	(Unaudited)	2016
SHARE ACTIVITY
Class A:
Shares Sold	1,309,580	5,511,354
Shares Reinvested	464,044	472,576
Shares Redeemed	(3,230,745)	(2,325,189)
Net increase/(decrease) in shares of beneficial interest outstanding	(1,457,121)	3,658,741

Class C:
Shares Sold	796,161	1,383,201
Shares Reinvested	200,637	138,747
Shares Redeemed	(453,913)	(319,185)
Net increase in shares of beneficial interest outstanding	542,885	1,202,763

Class I:
Shares Sold	14,772,002	20,298,034
Shares Reinvested	2,105,565	2,039,688
Shares Redeemed	(10,230,832)	(21,901,054)
Net increase in shares of beneficial interest outstanding	6,646,735	436,668

Class N:
Shares Sold	3,812,797	5,515,950
Shares Reinvested	451,636	391,709
Shares Redeemed	(2,565,236)	(3,180,569)
Net increase in shares of beneficial interest outstanding	1,699,197	2,727,090

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Macro Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2016	June 30,
	(Unaudited)	2016

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(65,530)	$(439,654)
Net realized gain/(loss) on investments and swaps	625,512	(482,237)
Net change in unrealized appreciation/(depreciation) on investments and swaps	(127,652)	1,136,801
Net increase in net assets resulting from operations	432,330	214,910

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(33,503)	(674,973)
Class C	(845)	(276,672)
Class I	(93,697)	(3,321,186)
Class N	(400,170)	(3,906,044)
Total distributions to shareholders	(528,215)	(8,178,875)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	49,389	741,067
Class C	36,235	92,818
Class I	1,823,558	15,232,005
Class N	4,122,516	11,538,639
Net asset value of shares issued in reinvestment of distributions:
Class A	31,215	635,949
Class C	790	246,589
Class I	65,283	2,120,466
Class N	72,861	1,272,864
Redemption fee proceeds:
Class A	—	44
Class C	79	17
Class I	633	472
Class N	—	232
Payments for shares redeemed:
Class A	(1,158,358)	(2,704,584)
Class C	(710,507)	(752,897)
Class I	(8,436,590)	(39,017,543)
Class N	(5,288,661)	(14,402,846)
Net decrease from shares of beneficial interest transactions	(9,391,557)	(24,996,708)

NET DECREASE IN NET ASSETS	(9,487,442)	(32,960,673)

NET ASSETS
Beginning of Period	37,429,342	70,390,015
End of Period *	$27,941,900	$37,429,342
*Includes accumulated net investment income/(loss) of:	$(65,685)	$528,060

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Macro Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2016	June 30,
	(Unaudited)	2016
SHARE ACTIVITY
Class A:
Shares Sold	7,050	91,953
Shares Reinvested	4,428	91,900
Shares Redeemed	(166,029)	(362,896)
Net decrease in shares of beneficial interest outstanding	(154,551)	(179,043)

Class C:
Shares Sold	5,406	11,929
Shares Reinvested	115	36,804
Shares Redeemed	(106,559)	(99,793)
Net decrease in shares of beneficial interest outstanding	(101,038)	(51,060)

Class I:
Shares Sold	257,374	2,077,476
Shares Reinvested	9,169	302,492
Shares Redeemed	(1,216,342)	(5,084,948)
Net decrease in shares of beneficial interest outstanding	(949,799)	(2,704,980)

Class N:
Shares Sold	594,355	1,567,368
Shares Reinvested	10,364	183,940
Shares Redeemed	(758,043)	(1,927,928)
Net decrease in shares of beneficial interest outstanding	(153,324)	(176,620)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	Altegris Managed Futures Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2016	June 30,
	(Unaudited)	2016

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$(1,605,461)	$(3,582,125)
Net realized gain/(loss) on investments and swaps	(5,712,675)	16,328,542
Net change in unrealized appreciation/(depreciation) on investments and swaps	(3,805,009)	7,277,777
Net increase/(decrease) in net assets resulting from operations	(11,123,145)	20,024,194

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(6,828,773)	(8,236,602)
Class C	(1,145,475)	(1,506,367)
Class I	(5,844,672)	(7,774,248)
Class O	(104,482)	(178,332)
Total distributions to shareholders	(13,923,402)	(17,695,549)

SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	16,263,765	45,068,923
Class C	1,680,862	4,822,140
Class I	52,561,252	82,397,817
Class O	375,472	699,694
Net asset value of shares issued in reinvestment of distributions:
Class A	2,891,362	3,972,767
Class C	950,673	1,160,095
Class I	3,631,334	4,859,651
Class O	100,077	175,069
Redemption fee proceeds:
Class A	—	558
Class C	509	104
Class I	877	3,585
Class O	1,117	11
Payments for shares redeemed:
Class A	(24,232,820)	(32,387,625)
Class C	(3,718,977)	(3,865,907)
Class I	(51,388,088)	(92,659,385)
Class O	(528,112)	(1,197,496)
Net increase/(decrease) from shares of beneficial interest transactions	(1,410,697)	13,050,001

NET INCREASE/(DECREASE) IN NET ASSETS	(26,457,244)	15,378,646

NET ASSETS
Beginning of Period	234,662,224	219,283,578
End of Period *	$208,204,980	$234,662,224
*Includes accumulated net investment income/(loss) of:	$(1,606,096)	$13,922,767

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Altegris Managed Futures Strategy Fund
	For the Six Months Ended	For the Year Ended
	December 31, 2016	June 30,
	(Unaudited)	2016
SHARE ACTIVITY
Class A:
Shares Sold	1,750,871	4,797,768
Shares Reinvested	341,365	442,895
Shares Redeemed	(2,643,259)	(3,454,210)
Net increase/(decrease) in shares of beneficial interest outstanding	(551,023)	1,786,453

Class C:
Shares Sold	189,222	528,470
Shares Reinvested	115,936	133,344
Shares Redeemed	(421,746)	(426,397)
Net increase/(decrease) in shares of beneficial interest outstanding	(116,588)	235,417

Class I:
Shares Sold	5,890,628	8,698,509
Shares Reinvested	423,232	535,804
Shares Redeemed	(5,468,000)	(9,727,437)
Net increase/(decrease) in shares of beneficial interest outstanding	845,860	(493,124)

Class O:
Shares Sold	39,792	74,578
Shares Reinvested	11,815	19,539
Shares Redeemed	(56,356)	(127,777)
Net decrease in shares of beneficial interest outstanding	(4,749)	(33,660)

See accompanying notes to consolidated financial statements.

Altegris Funds

CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class A
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30,	June 30,		September 30,	September 30,		September 30,
	(Unaudited)		2016	2015*		2014	2013		2012 (1)

Net asset value, beginning of period	$10.84		$10.68	$10.73		$9.25	$9.85		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.06		0.15	0.11		0.10	(0.01)		(0.10)
Net realized and unrealized gain/(loss) on investments	(0.66)		0.82	1.06		1.53	(0.55)		—
Total from investment operations	(0.60)		0.97	1.17		1.63	(0.56)		(0.10)
Less distributions from:
Net investment income	(0.61)		(0.81)	(1.22)		(0.15)	(0.02)		(0.05)
Net realized gains	—		—	—		—	(0.02)		—
Total distributions	(0.61)		(0.81)	(1.22)		(0.15)	(0.04)		(0.05)
Redemption fees collected (3)	0.00		0.00	0.00		0.00	0.00		0.00
Net asset value, end of period	$9.63		$10.84	$10.68		$10.73	$9.25		$9.85
Total return (4)	(5.64	)% (5)	9.63%	11.02	% (5)	(17.79)%	(5.68	)% (6)	(1.04	)% (5,6)
Net assets, at end of period (000s)	$74,898		$100,131	$59,517		$30,795	$73,686		$64,613
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.99	% (8)	1.97%	1.98	% (8)	2.08%	2.45%		3.88	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%	1.94	% (8)	1.94%	2.38%		3.72	% (8)
Ratio of net investment income to average net assets (11)	1.13	% (8)	1.36%	1.27	% (8)	1.04%	(0.08)%		(1.13	)% (8)
Portfolio Turnover Rate	33	% (5)	59%	68	% (5)	97%	82%		99	% (5)

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class A commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.99	% (8)	1.97%	1.98	% (8)	2.08%	2.29%	2.41	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94	% (8)	1.94%	1.94	% (8)	1.94%	2.23%	2.25	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.07	% (8)	1.32%	1.26	% (8)	1.04%	0.06%	0.36	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class C
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30,	June 30,		September 30,	September 30,		September 30,
	(Unaudited)		2016	2015*		2014	2013		2012 (1)

Net asset value, beginning of period	$10.78		$10.57	$10.63		$9.18	$9.83		$10.13
Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.02		0.07	0.04		0.03	(0.08)		(0.12)
Net realized and unrealized gain/(loss) on investments	(0.66)		0.83	1.07		1.50	(0.55)		(0.18)
Total from investment operations	(0.64)		0.90	1.11		1.53	(0.63)		(0.30)
Less distributions from:
Net investment income	(0.57)		(0.69)	(1.17)		(0.08)	(0.00	) (3)	(0.00	) (3)
Net realized gains	—		—	—		—	(0.02)		—
Total distributions	(0.57)		(0.69)	(1.17)		(0.08)	(0.02)		0.00	(3)
Redemption fees collected (3)	0.00		0.00	0.00		0.00	0.00		0.00
Net asset value, end of period	$9.57		$10.78	$10.57		$10.63	$9.18		$9.83
Total return (4)	(6.00	)% (5)	8.93%	10.46	% (5)	(16.82)%	(6.42	)% (6)	(2.93	)% (5,6)
Net assets, at end of period (000s)	$35,223		$33,831	$20,459		$7,274	$6,932		$2,630
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	2.74	% (8)	2.72%	2.73	% (8)	2.83%	3.20%		4.63	% (8)
Ratio of net expenses to average net assets (10)	2.69	% (8)	2.69%	2.69	% (8)	2.69%	3.13%		4.47	% (8)
Ratio of net investment income to average net assets (11)	0.39	% (8)	0.62%	0.52	% (8)	(0.29)%	(0.83)%		(1.95	)% (8)
Portfolio Turnover Rate	33	% (5)	59%	68	% (5)	97%	82%		99	% (5)

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class C Shares commenced operations on February 16, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	2.74	% (8)	2.72%	2.73	% (8)	2.83%	3.04%	3.16	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	2.69	% (8)	2.69%	2.69	% (8)	2.69%	2.98%	3.00	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	0.33	% (8)	0.58%	0.52	% (8)	(0.29)%	(0.69)%	(0.48	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class I
	Six Months Ended		Year Ended	Period Ended		Year Ended		Year Ended		Period Ended
	December 31, 2016		June 30,	June 30,		September 30,		September 30,		September 30,
	(Unaudited)		2016	2015*		2014		2013		2012 (1)

Net asset value, beginning of period	$10.82		$10.70	$10.75		$9.27		$9.86		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.07		0.17	0.13		0.13		0.02		(0.07)
Net realized and unrealized gain/(loss) on investments	(0.66)		0.83	1.06		1.53		(0.55)		(0.01)
Total from investment operations	(0.59)		1.00	1.19		1.66		(0.53)		(0.08)
Less distributions from:
Net investment income	(0.62)		(0.88)	(1.24)		(0.18)		(0.04)		(0.06)
Net realized gains	—		—	—		—		(0.02)		—
Total distributions	(0.62)		(0.88)	(1.24)		(0.18)		(0.06)		(0.06)
Redemption fees collected (3)	0.00		0.00	0.00		0.00		0.00		0.00
Net asset value, end of period	$9.61		$10.82	$10.70		$10.75		$9.27		$9.86
Total return (4)	(5.52	)% (5)	9.94%	11.20	% (5)	(18.07	)% (6)	(5.44	)% (6)	(0.77	)% (5,6)
Net assets, at end of period (000s)	$377,645		$353,331	$344,564		$201,388		$162,008		$94,992
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.74	% (8)	1.72%	1.74	% (8)	1.83%		2.20%		3.63	% (8)
Ratio of net expenses to average net assets (10)	1.69	% (8)	1.69%	1.69	% (8)	1.69%		2.13%		3.47	% (8)
Ratio of net investment income to average net assets (11)	1.39	% (8)	1.57%	1.51	% (8)	1.29%		(0.17)%		(0.79	)% (8)
Portfolio Turnover Rate	33	% (5)	59%	68	% (5)	97%		82%		99	% (5)

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class I commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.74	% (8)	1.72%	1.74	% (8)	1.83%	2.04%	2.16	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.69	% (8)	1.69%	1.69	% (8)	1.69%	1.98%	2.00	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.33	% (8)	1.53%	1.50	% (8)	1.29%	0.31%	0.68	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Futures Evolution Strategy Fund Class N
	Six Months Ended		Year Ended	Period Ended		Year Ended	Year Ended		Period Ended
	December 31, 2016		June 30,	June 30,		September 30,	September 30,		September 30,
	(Unaudited)		2016	2015*		2014	2013		2012 (1)

Net asset value, beginning of period	$10.84		$10.67	$10.72		$9.25	$9.84		$10.00
Income/(loss) from investment operations:
Net investment income/(loss) (2)	0.06		0.14	0.11		0.10	(0.01)		(0.11)
Net realized and unrealized gain/(loss) on investments	(0.66)		0.83	1.06		1.52	(0.54)		—
Total from investment operations	(0.60)		0.97	1.17		1.62	(0.55)		(0.11)
Less distributions from:
Net investment income	(0.61)		(0.80)	(1.22)		(0.15)	(0.02)		(0.05)
Net realized gains	—		—	—		—	(0.02)		—
Total distributions	(0.61)		(0.80)	(1.22)		(0.15)	(0.04)		(0.05)
Redemption fees collected (3)	0.00		0.00	0.00		0.00	0.00		0.00
Net asset value, end of period	$9.63		$10.84	$10.67		$10.72	$9.25		$9.84
Total return (4)	(5.63	)% (5)	9.71%	11.04	% (5)	(17.69)%	(5.58	)% (6)	(1.15	)% (5,6)
Net assets, at end of period (000s)	$103,228		$97,811	$67,179		$43,434	$56,717		$89,002
Ratios including the expenses and income of AFES Fund Limited:
Ratio of gross expenses to average net assets (7,9)	1.99	% (8)	1.97%	1.99	% (8)	2.08%	2.45%		3.88	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (8)	1.94%	1.94	% (8)	1.94%	2.38%		3.72	% (8)
Ratio of net investment income to average net assets (11)	1.14	% (8)	1.33%	1.27	% (8)	(1.04)%	(0.08)%		(1.22	)% (8)
Portfolio Turnover Rate	33	% (5)	59%	68	% (5)	97%	82%		99	% (5)

*	For the period October 1, 2014 through June 30, 2015.

(1)	Class N commenced operations on October 31, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AFES Fund Limited (7)	1.99	% (8)	1.97%	1.99	% (8)	2.08%	2.29%	2.41	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AFES Fund Limited	1.94	% (8)	1.94%	1.94	% (8)	1.94%	2.23%	2.25	% (8)

(11)	Ratio of net investment income/(loss) to average net assets excluding the expenses and income of AFES Fund Limited	1.08	% (8)	1.29%	1.26	% (8)	1.04%	0.06%	0.25	% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Macro Strategy Fund Class A
	Six Months Ended		Year Ended		Period Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2016		June 30,		June 30,		March 31,		March 31,		March 31,		March 31,
	(Unaudited)		2016		2015*		2015		2014		2013		2012 (1)

Net asset value, beginning of period	$6.98		$8.29		$8.91		$7.97		$8.70		$9.55		$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.02)		(0.07)		(0.03)		(0.15)		(0.16)		(0.25)		(0.36)
Net realized and unrealized gain/(loss) on investments	0.17		0.01		(0.59)		1.09		(0.57)		(0.60)		(0.09)
Total from investment operations	0.15		(0.06)		(0.62)		0.94		(0.73)		(0.85)		(0.45)
Less distributions from:
Net investment income	(0.12)		(1.25)		—		—		—		—		—
Total distributions	(0.12)		(1.25)		—		—		—		—		—
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$7.01		$6.98		$8.29		$8.91		$7.97		$8.70		$9.55
Total return (4)	2.10	% (5)	(0.59)%		(6.96	)% (5)	(11.79)%		(8.39)%		(8.90	)% (6)	(4.50	)% (5,6)
Net assets, at end of period (000s)	$1,876		$2,947		$4,980		$5,050		$9,695		$44,037		$62,656
Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (7,10)	2.90	% (8,9)	2.44	% (9)	2.43	% (8,9)	2.17	% (9)	2.08	% (9)	2.92	% (9)	4.75	% (8)
Ratio of net expenses to average net assets (11)	1.94	% (8,9)	1.94	% (9)	1.94	% (8,9)	1.94	% (9)	1.95	% (9)	2.82	% (9)	4.54	% (8)
Ratio of net investment loss to average net assets (12)	(0.48	)% (8,9)	(0.89	)% (9)	(1.26	)% (8,9)	(1.85	)% (9)	(1.89	) (9)	(2.68	)% (9)	(4.43	)% (8)
Portfolio Turnover Rate	289	% (5)	747%		100	% (5)	349%		178%		79%		0	% (5)

*	For the period April 1, 2015 through June 30, 2015.

(1)	Class A commenced operations on June 1, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited (7)	2.90	% (8,9)	2.44	% (9)	2.43	% (8,9)	2.17	% (9)	2.08	% (9)	2.04	% (9)	2.16	% (8)

(11)	Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited	1.94	% (8,9)	1.94	% (9)	1.94	% (8,9)	1.94	% (9)	1.95	% (9)	1.95	% (9)	1.95	% (8)

(12)	Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited	(0.53	)% (8,9)	(0.91	)% (9)	(1.27	)% (8,9)	(1.85	)% (9)	(1.89	)% (9)	(1.83	)% (9)	(1.84	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year or Period

	Altegris Macro Strategy Fund Class C
	Six Months Ended		Year Ended		Period Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2016		June 30,		June 30,		March 31,		March 31,		March 31,		March 31,
	(Unaudited)		2016		2015*		2015		2014		2013		2012 (1)
Net asset value, beginning of period	$6.73		$8.07		$8.69		$7.83		$8.61		$9.53		$9.95
Income/(loss) from investment operations:
Net investment loss (2)	(0.04)		(0.12)		(0.04)		(0.21)		(0.22)		(0.31)		(0.22)
Net realized and unrealized gain/(loss) on investments	0.16		0.01		(0.58)		1.07		(0.56)		(0.61)		(0.20)
Total from investment operations	0.12		(0.11)		(0.62)		0.86		(0.78)		(0.92)		(0.42)
Less distributions from:
Net investment income	(0.01)		(1.23)		—		—		—		—		—
Total distributions	(0.01)		(1.23)		—		—		—		—		—
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$6.84		$6.73		$8.07		$8.69		$7.83		$8.61		$9.53
Total return (4)	1.74	% (5)	(1.28)%		(7.13	)% (5)	10.98%		(9.06)%		(9.65	)% (6)	(4.22	)% (5,6)
Net assets, at end of period (000s)	$818		$1,485		$2,192		$2,398		$2,902		$5,009		$2,735
Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (6,9)	3.64	% (7,8)	3.19	% (8)	3.18	% (7,8)	2.92	% (8)	2.83	% (8)	3.67	% (8)	5.50	% (7)
Ratio of net expenses to average net assets (10)	2.69	% (7,8)	2.69	% (8)	2.69	% (7,8)	2.69	% (8)	2.70	% (8)	3.57	% (8)	5.29	% (7)
Ratio of net investment loss to average net assets (11)	(1.23	)% (7,8)	(1.64	)% (8)	(2.02	)% (7,8)	(2.60	)% (8)	(2.64	)% (8)	(3.43	)% (8)	(5.17	)% (7)
Portfolio Turnover Rate	289	% (5)	747%		100	% (5)	349%		178%		79%		0	% (5)

*	For the period April 1, 2015 through June 30, 2015.

(1)	Class C Shares commenced operations on October 20, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized for periods less than one full year.

(8)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited (6)	3.64	% (7,8)	3.19	% (8)	3.18	% (7,8)	2.92	% (8)	2.83	% (8)	2.79	% (8)	2.91	% (7)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited	2.69	% (7,8)	2.69	% (8)	2.69	% (7,8)	2.69	% (8)	2.70	% (8)	2.70	% (8)	2.70	% (7)

(11)	Ratio of net investment income to average net assets excluding the expenses and income of AGMS Fund Limited	(1.28	)% (7,8)	(1.66	)% (8)	(2.03	)% (7,8)	(2.60	)% (8)	(2.64	)% (8)	(2.58	)% (8)	(2.59	)% (7)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Macro Strategy Fund - Class I
	Six Months Ended		Year Ended		Period Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2016		June 30,		June 30,		March 31,		March 31,		March 31,		March 31,
	(Unaudited)		2016		2015*		2015		2014		2013		2012 (1)

Net asset value, beginning of period	$7.08		$8.37		$9.00		$8.03		$8.74		$9.57		$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.00	) (3)	(0.05)		(0.02)		(0.13)		(0.14)		(0.23)		(0.34)
Net realized and unrealized gain/(loss) on investments	0.16		0.02		(0.61)		1.10		(0.57)		(0.60)		(0.09)
Total from investment operations	0.16		(0.03)		(0.63)		0.97		(0.71)		(0.83)		(0.43)
Less distributions from:
Net investment income	(0.15)		(1.26)		—		—		—		—		—
Total distributions	(0.15)		(1.26)		—		—		—		—		—
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$7.09		$7.08		$8.37		$9.00		$8.03		$8.74		$9.57
Total return (4)	2.17	% (5)	(0.25)%		7.00	% (5)	(12.08)%		(8.12)%		(8.67)%		(4.30	)% (5,6)
Net assets, at end of period (000s)	$4,315		$11,037		$35,696		$50,963		$96,003		$168,971		$167,290
Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (7,10)	2.61	% (8,9)	2.17	% (9)	2.15	% (8,9)	1.92	% (9)	1.83	% (9)	2.67	% (9)	4.50	% (8)
Ratio of net expenses to average net assets (11)	1.69	% (8,9)	1.69	% (9)	1.69	% (8,9)	1.69	% (9)	1.70	% (9)	2.57	% (9)	4.29	% (8)
Ratio of net investment loss to average net assets (12)	(0.13	) (8,9)	(0.69	) (9)	(1.01	)% (8,9)	(1.60	)% (9)	(1.64	)% (9)	(2.43	)% (9)	(4.19	)% (8)
Portfolio Turnover Rate	289	% (5)	747%		100	% (5)	349%		178%		79%		0	% (5)

*	For the period April 1, 2015 to June 30, 2015

(1)	Class I shares commenced operations on June 1, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(8)	Annualized for periods less than one full year.

(9)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(10)	Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited: (7)	2.61	% (8,9)	2.17	% (9)	2.15	% (8,9)	1.92	% (9)	1.83	% (9)	1.79	% (9)	1.91	% (8)

(11)	Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited:	1.69	% (8,9)	1.69	% (9)	1.69	% (8,9)	1.69	% (9)	1.70	% (9)	1.70	% (9)	1.70	% (8)

(12)	Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited:	(0.18	)% (8,9)	(0.71	)% (9)	(1.02	)% (8,9)	(1.60	)% (9)	(1.64	)% (9)	(1.58	)% (9)	(1.60	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Macro Strategy Fund - Class N (1)
	Six Months Ended		Year Ended		Period Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2016		June 30,		June 30,		March 31,		March 31,		March 31,		March 31,
	(Unaudited)		2016		2015*		2015		2014		2013		2012 (1)

Net asset value, beginning of period	$6.98		$8.28		$8.91		$7.97		$8.69		$9.55		$10.00
Income/(loss) from investment operations:
Net investment loss (2)	(0.02)		(0.07)		(0.03)		(0.15)		(0.16)		(0.25)		(0.36)
Net realized and unrealized gain/(loss) on investments	0.16		0.02		(0.60)		1.09		(0.56)		(0.61)		(0.09)
Total from investment operations	0.14		(0.05)		(0.63)		0.94		(0.72)		(0.86)		(0.45)
Less distributions from:
Net investment income	(0.13)		(1.25)		—		—		—		—		—
Total distributions	(0.13)		(1.25)		—		—		—		—		—
Redemption fees collected (3)	0.00		0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$6.99		$6.98		$8.28		$8.91		$7.97		$8.69		$9.55
Total return (4)	2.04	% (5)	(0.46)%		7.07	% (5)	(11.79)%		(8.29)%		(9.01)%		(4.50	)% (5)
Net assets, at end of period (000s)	$20,933		$21,961		$27,523		$26,672		$41,454		$116,830		$97,095
Ratios including the expenses and income of AGMS Fund Limited:
Ratio of gross expenses to average net assets (6,9)	2.91	% (7,8)	2.45	% (7)	2.42	% (7,8)	2.17	% (7)	2.08	% (7)	2.92	% (7)	4.75	% (8)
Ratio of net expenses to average net assets (10)	1.94	% (7,8)	1.94	% (7)	1.94	% (7,8)	1.94	% (7)	1.95	% (7)	2.82	% (7)	4.54	% (8)
Ratio of net investment loss to average net assets (11)	(0.43	)% (7,8)	(0.88	)% (7)	(1.27	)% (7,8)	(1.85	)% (7)	(1.89	)% (7)	(2.68	)% (7)	(4.44	)% (8)
Portfolio Turnover Rate	289	% (5)	747%		100	% (5)	349%		178%		79%		0	% (5)

*	For the period April 1, 2015 to June 30, 2015

(1)	Class N shares commenced operations on June 1, 2011.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year or period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AGMS Fund Limited: (6)	2.91	% (7,8)	2.45	% (7)	2.42	% (7,8)	2.17	% (7)	2.08	% (7)	2.04	% (7)	2.16	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AGMS Fund Limited:	1.94	% (7,8)	1.94	% (7)	1.94	% (7,8)	1.94	% (7)	1.95	% (7)	1.95	% (7)	1.95	% (8)

(11)	Ratio of net investment loss to average net assets excluding the expenses and income of AGMS Fund Limited:	(0.48	)% (7,8)	(0.90	)% (7)	(1.27	)% (7,8)	(1.85	)% (7)	(1.89	)% (7)	(1.83	)% (7)	(1.86	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund - Class A
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2016		June 30,		June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2016		2015		2014		2013		2012

Net asset value, beginning of period	$9.56		$9.51		$8.91		$8.98		$9.63		$9.61
Income/(loss) from investment operations:
Net investment loss (1)	(0.07)		(0.16)		(0.17)		(0.16)		(0.22)		(0.43)
Net realized and unrealized gain/(loss) on investments	(0.42)		1.05		0.77		0.09		(0.43)		0.45
Total from investment operations	(0.49)		0.89		0.60		(0.07)		(0.65)		0.02
Less distributions from:
Net investment income	(0.65)		(0.84)		—		—		—		—
Total distributions	(0.65)		(0.84)		—		—		—		—
Redemption fees collected (2)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.42		$9.56		$9.51		$8.91		$8.98		$9.63
Total return (3)	(5.13	)% (6)	9.91%		(6.73)%		(0.78)%		6.75%		0.21	% (4)
Net assets, at end of period (000s)	$88,577		$105,874		$88,326		$116,598		$275,579		$514,983
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (5,9)	2.03	% (7,8)	1.98	% (7)	1.99	% (7)	2.01	% (7)	2.48	% (7)	4.54%
Ratio of net expenses to average net assets (10)	1.90	% (7,8)	1.90	% (7)	1.90	% (7)	1.90	% (7)	2.42	% (7)	4.55%
Ratio of net investment loss to average net assets (11)	(1.53	)% (7,8)	(1.68	)% (7)	(1.79	)% (7)	(1.79	)% (7)	(2.30	)% (7)	(4.42)%
Portfolio Turnover Rate	109	% (6)	231%		179%		346%		277%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	2.03	% (7,8)	1.98	% (7)	1.99	% (7)	2.01	% (7)	1.96	% (7)	1.94%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	1.90	% (7,8)	1.90	% (7)	1.90	% (7)	(1.90	)% (7)	1.90	% (7)	1.95%

(11)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(1.58	)% (7,8)	(1.71	)% (7)	(1.79	)% (7)	(1.80	)% (7)	(1.79	)% (7)	(1.83)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund - Class C
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2016		June 30,		June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2016		2015		2014		2013		2012

Net asset value, beginning of period	$9.23		$9.21		$8.70		$8.83		$9.54		$9.59
Income/(loss) from investment operations:
Net investment loss (1)	(0.10)		(0.22)		(0.23)		(0.22)		(0.29)		(0.50)
Net realized and unrealized gain/(loss) on investments	(0.41)		1.10		0.74		0.09		(0.42)		0.45
Total from investment operations	(0.51)		0.88		0.51		(0.13)		(0.71)		(0.05)
Less distributions from:
Net investment income	(0.58)		(0.86)		—		—		—		—
Total distributions	(0.58)		(0.86)		—		—		—		—
Redemption fees collected (2)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.14		$9.23		$9.21		$8.70		$8.83		$9.54
Total return (3)	(5.46	)% (6)	9.08%		5.86%		(1.47)%		(7.44	)% (4)	0.52%
Net assets, at end of period (000s)	$17,125		$20,483		$18,268		$18,457		$24,838		$24,692
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (5,9)	2.78	% (7,8)	2.73	% (7)	2.74	% (7)	2.76	% (7)	3.23	% (7)	5.29%
Ratio of net expenses to average net assets (10)	2.65	% (7,8)	2.65	% (7)	2.65	% (7)	2.65	% (7)	3.17	% (7)	5.30%
Ratio of net investment loss to average net assets (11)	(2.28	)% (7,8)	(2.43	)% (7)	(2.54	)% (7)	(2.54	)% (7)	(3.05	)% (7)	(5.17)%
Portfolio Turnover Rate	109	% (6)	231%		179%		346%		277%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (5)	2.78	% (7,8)	2.73	% (7)	2.74	% (7)	2.76	% (7)	2.71	% (7)	2.69%

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	2.65	% (7,8)	2.65	% (7)	2.65	% (7)	2.65	% (7)	2.65	% (7)	2.70%

(11)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(2.33	)% (7,8)	(2.47	)% (7)	(2.54	)% (7)	(2.55	)% (7)	(2.54	)% (7)	(2.58)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund - Class I
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	December 31, 2016		June 30,		June 30,		June 30,		June 30,		June 30,
	(Unaudited)		2016		2015		2014		2013		2012

Net asset value, beginning of period	$9.68		$9.62		$8.99		$9.04		$9.67		$9.63
Income (loss) from investment operations:
Net investment loss (1)	(0.06)		(0.14)		(0.15)		(0.14)		(0.20)		(0.41)
Net realized and unrealized gain/(loss) on investments	(0.42)		0.97		0.78		0.09		(0.43)		0.45
Total from investment operations	(0.48)		0.83		0.63		(0.05)		(0.63)		0.04
Less distributions from:
Net investment income	(0.68)		(0.77)		—		—		—		—
Total distributions	(0.68)		(0.77)		—		—		—		—
Redemption fees collected (2)	0.00		0.00		0.00		0.00		0.00		0.00
Net asset value, end of period	$8.52		$9.68		$9.62		$8.99		$9.04		$9.67
Total return (3)	(5.05	)% (5)	10.19%		7.01%		(0.55)%		6.51%		0.42%
Net assets, at end of period (000s)	$101,048		$106,609		$110,681		$149,407		$530,964		$498,214
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (4,8)	1.77	% (6,7)	1.73	% (6)	1.74	% (6)	1.76	% (6)	2.23	% (6)	4.29%
Ratio of net expenses to average net assets (9)	1.65	% (6,7)	1.65	% (6)	1.65	% (6)	1.65	% (6)	2.17	% (6)	4.30%
Ratio of net investment loss to average net assets (10)	(1.28	)% (6,7)	(1.43	)% (6)	(1.54	)% (6)	(1.54	)% (6)	(2.05	)% (6)	(4.17)%
Portfolio Turnover Rate	109	% (5)	231%		179%		346%		277%		0%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	Not annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Annualized for periods less than one full year.

(8)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (4)	1.77	% (6,7)	1.73	% (6)	1.74	% (6)	1.76	% (6)	1.71	% (6)	1.69%

(9)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited:	1.65	% (6,7)	1.65	% (6)	1.65	% (6)	1.65	% (6)	1.65	% (6)	1.70%

(10)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited:	(1.33	)% (6,7)	(1.46	)% (6)	(1.54	)% (6)	(1.55	)% (6)	(1.54	)% (6)	(1.58)%

See accompanying notes to consolidated financial statements.

Altegris Funds
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Altegris Managed Futures Strategy Fund - Class O
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	December 31, 2016		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2016	2015	2014	2013 (1)

Net asset value, beginning of period	$9.55		$9.51	$8.91	$8.98	$9.52
Income/(loss) from investment operations:
Net investment loss (2)	(0.07)		(0.16)	(0.17)	(0.16)	(0.07)
Net realized and unrealized gain/(loss) on investments	(0.42)		1.05	0.77	0.09	(0.47)
Total from investment operations	(0.49)		0.89	0.60	(0.07)	(0.54)
Less distributions from:
Net investment income	(0.65)		(0.85)	—	—	—
Total distributions	(0.65)		(0.85)	—	—	—
Redemption fees collected	0.01		0.00 (3)	0.00 (3)	0.00 (3)	—
Net asset value, end of period	$8.42		$9.55	$9.51	$8.91	$8.98
Total return (4)	(5.11	)% (5)	9.91%	(6.73)%	(0.78)%	(5.67	)% (5)
Net assets, at end of period (000s)	$1,455		$1,696	$2,009	$893	$349
Ratios including the expenses and income of AMFS Fund Limited:
Ratio of gross expenses to average net assets (6,7,9)	2.02	% (8)	1.97%	1.97%	2.01%	2.48	% (8)
Ratio of net expenses to average net assets (7,10)	1.90	% (8)	1.90%	1.90%	1.90%	2.42	% (8)
Ratio of net investment loss to average net assets (7,11)	(1.53	)% (8)	(1.68)%	(1.80)%	(1.79)%	(2.30	)% (8)
Portfolio Turnover Rate	109	% (5)	231%	179%	346%	277	% (5)

(1)	Class O shares commenced operations on March 13, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Annualized for periods less than one full year.

(9)	Ratio of gross expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (6,7)	2.02	% (8)	1.97%	1.97%	2.01%	1.95	% (8)

(10)	Ratio of net expenses to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	1.90	% (8)	1.90%	1.90%	1.90%	1.90	% (8)

(11)	Ratio of net investment loss to average net assets excluding the expenses and income of AMFS Fund Limited: (7)	(1.58	)% (8)	(1.72)%	(1.80)%	(1.80)%	(1.79	)% (8)

See accompanying notes to consolidated financial statements.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

December 31, 2016

1.	ORGANIZATION AND CONSOLIDATION OF SUBSIDIARY

The Altegris Futures Evolution Strategy Fund, Altegris Macro Strategy Fund, and Altegris Managed Futures Strategy Fund (each a “Fund” and collectively the “Funds”) are each a series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s commencement date, diversification status and investment objectives are as follows:

	Commencement	Diversification	Investment Objective
	Date	Status
Altegris Futures Evolution Strategy Fund	October 31, 2011	Diversified	Long term capital appreciation
Altegris Macro Strategy Fund	June 1, 2011	Non-Diversified	Absolute returns
Altegris Managed Futures Strategy Fund	August 26, 2010	Diversified	Positive absolute returns in rising and falling equity markets

The Altegris Futures Evolution Strategy Fund (the “Futures Evolution Strategy Fund”) and The Altegris Macro Strategy Fund (the “Macro Strategy Fund”) offer Class A, Class C, Class I and Class N shares. The Altegris Managed Futures Strategy Fund (the “Managed Futures Strategy Fund”) offers Class A, Class C, Class I, and Class O shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase of up to 1.00% (the amount of the commissions paid on the shares redeemed). Class C, Class N, and Class O shares of the Funds are offered at their NAV without an initial sales charge. Purchases of $1,000,000 of more of Class C shares are subject to a CDSC of up to 1.00% on shares redeemed within 12 months of purchase. If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the lesser of the original cost of the Class C shares being redeemed or the proceeds of your redemption and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class I shares of the Funds are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. All classes are subject to a 1.00% redemption fee on redemptions made with 30 days of the original purchase. Each share class of each Fund represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their consolidated financial statements. The policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”). The Funds operate as investment companies and accordingly follow the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The preparation of the consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses for the year ended. Actual results could differ from those estimates.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options and futures shall be valued at the close price (typically at 4:00 P.M. Eastern Time) on the valuation date. Forward foreign exchange contracts are valued by reference to the forward foreign exchange rate corresponding to the remaining life of the contract. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2016 for each Fund’s assets and liabilities measured at fair value:

FUTURES EVOLUTION STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Unaffiliated Trading Companies	$—	$16,332,903	$—	$16,332,903
Structured Note	—	31,746,760	—	31,746,760
Bonds and Notes	—	433,835,329	—	433,835,329
Short-Term Investments	—	82,273,295	—	82,273,295
Total	$—	$564,188,287	$—	$564,188,287
Liabilities *
Swap Contract	$—	$5,277,365	$—	$5,277,365
Derivative Total	—	5,277,365	—	5,277,365
Total	$—	$558,910,922	$—	$558,910,922

MACRO STRATEGY FUND

Assets	Level 1	Level 2	Level 3	Total
Investments *
Exchange Traded Funds	$12,716,487	$—	$—	$12,716,487
Unaffiliated Trading Companies	—	660,297	—	660,297
Structured Note	—	1,782,785	—	1,782,785
Certificates of Deposit	—	805,000	—	805,000
Commercial Paper	—	2,198,609	—	2,198,609
Discount Agency Notes	—	4,226,411	—	4,226,411
U.S. Treasury Bills	—	3,592,963	—	3,592,963
Total Assets:	$12,716,487	$13,266,065	$—	$25,982,552

Liabilities - Derivatives
Futures	$28,302	$—	$—	$28,302
Swaps	—	36,504	—	36,504
Derivative Total	28,302	36,504	—	64,806
Total:	$12,688,185	$13,229,561	$—	$25,917,746

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

MANAGED FUTURES STRATEGY FUND

Assets *	Level 1	Level 2	Level 3	Total
Investments
Unaffiliated Trading Companies	$—	$7,499,434	$—	$7,499,434
Structured Notes	—	12,178,374	—	12,178,374
Certificates of Deposit	—	18,570,000	—	18,570,000
Commercial Paper	—	44,534,432	—	44,534,432
Discount Agency Notes	—	91,076,226	—	91,076,226
U.S. Treasury Bills	—	17,485,564	—	17,485,564
Total Assets:	$—	$191,344,030	$—	$191,344,030
Liabilities *	Level 1	Level 2	Level 3	Total
Derivatives
Swaps	$—	$880,208	$—	$880,208
Total Liabilities:	$—	$880,208	$—	$880,208
Total Net Assets:	$—	$190,463,822	$—	$190,463,822

*	Refer to the Consolidated Portfolios of Investments for security classification.

There were no transfers between levels during the current period presented. It is the Funds’ policy to recognize transfers between levels at the end of the reporting period.

The Funds did not hold any Level 3 securities as of December 31, 2016.

Consolidation of Subsidiaries – The consolidated financial statements of Futures Evolution Strategy Fund with AFES Fund Limited (“AFES”), Macro Strategy Fund with AGMS Fund Limited (“AGMS”) and Managed Futures Strategy Fund with AMFS Fund Limited (“AMFS”) include the accounts of AGMS, AMFS and AFES (collectively the “CFCs”) as wholly-owned and controlled foreign corporation subsidiaries, in which each Fund may invest up to 25% of its total assets.

The CFCs invest in the global derivatives markets through the use of unaffiliated trading companies. The unaffiliated trading companies are incorporated as exempted companies under the Companies Law of the Cayman Islands on September 8, 2011. The unaffiliated trading companies use one or more “managed futures” programs in one or more private investment vehicles or commodity pools advised by one or more commodity trading advisors (“CTAs”) either registered or exempt for registration with the U.S. Commodity Futures Trading Commission. Managed Futures programs attempt to earn profits in a variety of markets by employing long and short trading algorithms applied to futures, options, forward contracts, and other derivative instruments. The investments in the unaffiliated trading companies are as follows:

CFC	Unaffiliated Trading Company
AFES	Futures Evolution Limited (“FEL”)
AGMS	Global Macro Strategy Limited (“GMSL”)
AMFS	Alternative Strategies Limited (“ASL”)

Altegris Advisors, L.L.C. (the “Advisor”) fair values AFES, AGMS, and AMFS investments daily based on the CTAs’ position information on a next-trading day basis. The Advisor applies current day pricing to the CTAs’ positions calculating an estimated profit and loss which is then used to determine a daily fair value NAV for each CTA. The Advisor receives a daily CTA estimated profit and loss figure from each CTA which is compared to the Advisors estimated profit and loss. If the difference of these estimates exceeds the Advisor’s threshold, additional procedures are conducted by the Advisor which may include, but are not limited to, reviewing current prices and speaking with the CTA. The Advisor then makes a final determination on the fair value NAV for each CTA, using either the Advisor’s estimate or the CTA’s estimate. The Advisors fair value NAV is back reviewed daily and reviewed by the Fund’s fair valuation committee on a regular basis. For financial reporting purposes, at December 31, 2016, the NAV is calculated using the current market values of the Fund’s total consolidated assets as of the close of the regular trading session of the exchange or the close price, normally at 4 P.M. Eastern Time on each day the NYSE is open for business.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

A summary of each Fund’s investment in the CFCs is as follows:

	Inception Date of	AFES Net Assets at	% of Fund Net Assets at
	AFES	December 31, 2016	December 31, 2016
AFES	10/31/2011	$ 129,634,134	21.9%

	Inception Date of	AGMS Net Assets at	% of Fund Net Assets at
	AGMS	December 31, 2016	December 31, 2016
AGMS	4/13/2011	$ 6,187,939	22.1%

	Inception Date of	AMFS Net Assets at	% of Fund Net Assets at
	AMFS	December 31, 2016	December 31, 2016
AMFS	09/11/10	$ 42,788,648	20.6%

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity in an ETF could result in it being more volatile than the underlying securities. Additionally, ETFs have fees and expenses that increase their costs versus the costs of owning the underlying securities directly.

Foreign Currency Translations – All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Each Fund’s investments in foreign securities are subject to foreign currency fluctuations, higher volatility than U.S. securities and varying degrees of regulation and limited liquidity. Greater political, economic, credit and information risks are also associated with investments in foreign securities.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid monthly for the Futures Evolution Strategy Fund, and annually for the Macro Strategy Fund and the Managed Futures Strategy Fund. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

Federal Income Taxes – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes tax benefits only for tax positions where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for all open tax years (2013-2015) or expected to be taken in each Fund’s 2016 tax return. Each Fund identifies its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

For tax purposes, AFES, AGMS and AMFS are exempted Cayman investment companies. AFES, AGMS, and AMFS have received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, AFES, AGMS and AMFS are CFCs and as such are not subject to U.S. income tax.

Expenses – Expenses of the Trust that are directly identifiable to a fund are charged to that fund. Expenses, which are not readily identifiable to a particular fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Swap Agreements – The Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may hold fixed-rate bonds, the value of which may decrease if interest rates rise and equities subject to equity price risk. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular, pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause the Funds to lose money. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

Futures Contracts – The Funds are each subject to equity price risk in the normal course of pursuing their investment objectives. Each Fund may sell futures contracts to hedge against market risk and to reduce return volatility. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain a Funds volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Structured Notes – Structured notes are marked to market daily based upon market quotations and fair value estimates of the value of the reference asset, and in accordance with the Funds’ valuation policies. This valuation is a function of the valuation of the referenced assets, adjusted for any accruals and financing charges. The change in note value, if any, is recorded as unrealized gain or loss. Payments received or made upon note redemption or maturity are typically based on independent valuations of the reference asset(s) and are recorded as realized gain or loss. Purchasing such structured notes involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no independent valuation of the reference asset(s), that the issuer may default on its obligation to perform (possibly leading to a loss of principal) or disagree as to the meaning of contractual terms in the note documents, and that the return of the reference asset less the floating and/or fixed rate may be below expectations.

3.	INVESTMENT TRANSACTIONS AND ASSOCIATED RISKS

For the six months ended December 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to the following:

	Purchases	Sales
Futures Evolution	$233,093,475	$161,555,652
Macro Strategy	44,305,913	36,798,007
Managed Futures	27,091,726	23,448,605

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

Market Risk: The risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the schedule of investments. The prices of derivative instruments, including options, forwards and futures prices, can be highly volatile. Price movements of derivative contracts in which a Fund’s assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that a Fund may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in each Fund’s financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. Each Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the schedule of investments.

Counterparty Risk: The Funds invest in derivative instruments issued for the Funds by Barclays Bank PLC (“Barclays”), a Barclays product or other counterparty’s products, as applicable (the “Product”). If Barclays or a counterparty becomes insolvent, it may not be able to make any payments under the Product and investors may lose their capital invested in the Product. A decline in Barclays’ or any counterparty’s financial standing is likely to reduce the market value of the Product and therefore the price an investor may receive for the Product if they sell it in the market.

Liquidity Risk: The risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. Each Fund’s financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate their investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

Currency Risk: The Funds invest in financial instruments and enter into transactions that are denominated in currencies other than their functional currency. Consequently, each Fund is exposed to risks that the exchange rate of its currency relative to other foreign currencies may change in a manner that has an adverse effect on the fair value or future cash flows of that portion of each Fund’s assets or liabilities denominated in currencies other than the USD. Each Fund’s currency risk is managed on an ongoing basis by the various CTAs in accordance with policies and procedures in place and may consider hedging significant foreign currency exposure should the need arise.

Impact of Derivatives on the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Assets and Liabilities as of December 31, 2016:

Location on the Statement of Assets and Liabilities
Derivative Investment Type	Asset Derivatives
Total Return Swaps	Unrealized depreciation on swap contracts

Derivative Investment Type	Liability Derivatives
Futures Contracts	Unrealized depreciation on futures contracts

The following table sets forth the fair value of each Fund’s derivative contracts by primary risk exposure as of December 31, 2016:

	Futures Evolution		Managed Futures
	Strategy Fund	Macro Strategy Fund	Strategy Fund
Total Return Swaps	$(5,277,365)	$(36,504)	$(880,208)
Futures Contracts	—	(28,302)	—
	$(5,277,365)	$(64,806)	$(880,208)

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

The following is a summary of the location of derivative investments on each Fund’s Consolidated Statement of Operations for the six months ended December 31, 2016:

Derivative Investment Type	Location of Gain (Loss) on Derivative
Swaps	Net realized gain (loss) on swaps
Net change unrealized appreciation (depreciation) on swaps
Futures Contracts	Net realized gain (loss) from future contracts
Net change unrealized appreciation (depreciation) on future contracts

The effect of Derivative Instruments on the Consolidated Statement of Operations for the six months ended December 31, 2016:

FUTURES EVOLUTION

			Change in
			Unrealized
Contract Type/	Location of Loss On	Realized Loss	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized loss on swap contract	$(14,475,937)
Equity Risk	Net change in unrealized depreciation on swap contract		$(6,868,090)
Total		$(14,475,937)	$(6,868,090)

MACRO STRATEGY

			Change in
		Realized	Unrealized
Contract Type/	Location of Gain or (Loss) On	Gain/(Loss)	Appreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized gain on swap contract	$165,052
Equity Risk	Net change in unrealized appreciation (depreciation) on swap		$(78,688)

Commodity Risk	Net realized loss on future contract	$21,637
Equity Risk	Net realized loss on future contract	$491,254
Interest Rate Risk	Net realized gain on future contract	$(86,964)
Commodity Risk	Net change in unrealized appreciation (depreciation) on future contracts		$10,887
Equity Risk	Net change in unrealized appreciation (depreciation) on future contracts		$(41,167)
Interest Rate Risk	Net change in unrealized appreciation (depreciation) on future contracts		$12,458
Total		$590,979	$(96,510)

MANAGED FUTURES

			Change in
			Unrealized
Contract Type/	Location of Loss On	Realized Loss	Depreciation
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Equity Risk	Net realized loss on swap contract	$(4,056,687)
Equity Risk	Net change in unrealized depreciation on swap contract		$(1,192,713)
Total		$(4,056,687)	$(1,192,713)

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

The notional value of the derivative instruments outstanding as of December 31, 2016 as disclosed in the Consolidated Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statements of Operations serve as indicators of the volume of derivative activity for a Fund.

Offsetting of Financial Assets and Derivative Assets

The Funds’ policy is to recognize a net asset or liability equal to the unrealized appreciation or depreciation on swap contracts. During the six months ended December 31, 2016, the Funds were not subject to any master netting arrangements.

4.	INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES AND OTHER FEES

Altegris Advisors, L.L.C., serves as the Funds’ investment advisor. The Advisor delegates managements of the Futures Evolution Strategy Fund’s Fixed Income strategy portfolio to DoubleLine Capital, L.P. who serves as the Fund’s sub-advisor. The Advisor delegates management of the Macro Strategy Fund’s portfolio to J.P. Morgan Investment Management, Inc., and Phase Capital LP, who each serve as a sub-advisor to the Fund. The Advisor delegates management of the Managed Futures Strategy Fund’s Fixed Income strategy portfolio to J.P. Morgan Investment Management, Inc., who serves as the sub-advisor.

Pursuant to an advisory agreement with the Trust, on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Funds pay the Advisor a fee computed and accrued daily and paid monthly, based on each Fund’s average daily net assets computed at the following annual rates: 1.50% on the first $1 billion, 1.40% on net assets greater than $1 billion and less than or equal to $1.5 billion, 1.30% on net assets greater than $1.5 billion and less than or equal to $2 billion, 1.20% on net assets greater than $2 billion and less than or equal to $2.5 billion, 1.10% on net assets greater than $2.5 billion and less than or equal to $3 billion and 1.00% on net assets greater than $3 billion. Pursuant to a sub-advisory agreement between the Advisor and each Sub-Advisor, the Sub-Advisors are entitled to receive, on a monthly basis, an annual sub-advisory fee on the fixed income portion of each Fund’s average daily net assets. The Sub-Advisors are paid by the Advisor not by the Funds. During the six months ended December 31, 2016, the Advisor earned the following in advisory fees:

ADVISORY FEES
Futures Evolution	$4,696,600
Macro Strategy	250,619
Managed Futures	1,621,535

Pursuant to a written agreement (the “Waiver Agreement”) the Advisor has contractually agreed to reduce its fees and to reimburse expenses, at least until October 31, 2016, to ensure that total annual Fund operating expenses (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; expenses incurred in connection with any merger or reorganization; and extraordinary expenses such as litigation expenses) will not exceed the amounts below (the “Expense Limitation”). The Board may terminate this expense reimbursement arrangement at any time upon 60 days’ notice to the Advisor.

	Class A	Class C	Class I	Class N
Futures Evolution Strategy Fund	1.94%	2.69%	1.69%	1.94%
Macro Strategy Fund	1.94%	2.69%	1.69%	1.94%

	Class A	Class C	Class I	Class O
Managed Futures Strategy Fund	1.90%	2.65%	1.65%	1.90%

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

During the six months ended December 31, 2016, the Advisor waived the following amounts:

WAIVED FEES
Futures Evolution	$143,621
Macro Strategy	159,762
Managed Futures	134,785

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its respective Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective Expense Limitation. If the Funds’ operating expenses subsequently exceed the respective expense limitation, the reimbursement for the Fund shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). Cumulative expenses previously waived or reimbursed subject to the aforementioned conditions will expire as presented in the table below:

FUTURES EVOLUTION		MACRO STRATEGY		MANAGED FUTURES
Sep-17	$386,313	Mar-17	$314,040	Jun-17	571,492
Jun-18	158,179	Mar-18	260,180	Jun-18	230,827
Jun-19	143,860	Jun-18	92,164	Jun-19	174,316
	$688,352	Jun-19	264,337		$976,635
			$930,721

On March 31, 2016, $349,782 of previously waived fees expired without recoupment by the Advisor for the Macro Strategy Fund. On June 30, 2016, $622,637 of previously waived fees expired without recoupment by the Advisor for the Managed Futures Strategy Fund. On September 30, 2016, $197,198 of previously waived fees expired without recoupment by the Advisor for the Futures Evolution Strategy Fund.

The Trust, on behalf of the Funds, has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class A, Class C, Class N, and Class O shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25%, 1.00%, 0.25%, and 0.25% of the average daily net assets attributable to Class A, Class C, Class N, and Class O shares, respectively. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Advisor. During the six months ended December 31, 2016, pursuant to the Plans, the Funds incurred the following:

	12b-1 Fees
	Futures Evolution	Macro Strategy	Managed Futures
Class A	$115,955	$3,051	$127,830
Class C	183,883	5,895	97,044
Class N	129,524	27,401	N/A
Class O	N/A	N/A	2,002

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C, Class I, Class N and Class O shares. During the six months ended December 31, 2016, the Distributor received underwriting commissions for sales of Class A and Class C shares, respectively. The amounts of underwriting commissions received from the Funds and retained by the Distributor are as follows:

	Received		Retained
	Class A	Class C	Class A	Class C
Futures Evolution	$94,324	$85,244	$15,186	$1,900
Macro Strategy	—	431	—	69
Managed Futures	$18,217	$10,140	$2,532	$630

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

The administration of FEL, GMSL and ASL is performed by Maples Fund Services (Cayman) Limited (the “Administrator”). Pursuant to the terms of the Administration Agreement with FEL, the Administrator receives a recurring fee accrued on a twice a week basis as a percentage of the net asset value of FEL, GMSL and ASL prior to subscriptions issued, and before any management fees accrued.

The Funds are part of a series of Altegris Mutual Funds (“Family”) comprised of the Funds, Altegris Equity Long Short Fund, Altegris Fixed Income Long Short Fund, Altegris Multi-Strategy Alternative Fund and Altegris AACA Real Estate Long Short Fund. The Family shares the minimum annual fees based on a percentage of the average net assets of each fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”): GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Trust.

Northern Lights Compliance Services, LLC (“NLCS”): NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”): Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the respective Fund in which the short-term redemption fee occurs. For the six months ended December 31, 2016, redemption fees for the Funds were as follows:

	Futures Evolution	Macro Strategy	Managed Futures
Class A	$583	$—	$—
Class C	195	79	509
Class I	10,277	633	877
Class N	2,277	—	N/A
Class O	N/A	N/A	1,117

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the following years was as follows:

	For the period ended June 30, 2016				For the period ended June 30, 2015
	Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
Futures Evolution Fund	$36,967,399	$—	$—	$36,967,399	$38,795,776	$—	$—	$38,795,776
Macro Strategy Fund	8,178,875	—	—	8,178,875	—	—	—	—
Managed Futures Strategy Fund	17,695,549	—	—	17,695,549	—	—	—	—

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis was as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Futures Evolution Fund	$31,872,919	$—	$(7,720,617)	$(27,212)	$(1,271,905)	$15,449,216	$38,302,401
Macro Strategy Fund	528,060	—	(2,486,457)	(1,154)	(247,941)	429,868	(1,777,624)
Managed Futures Strategy Fund	13,922,986	—	—	—	—	9,090,101	23,013,087

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized gain (loss) from investments, and accumulated net investment income (loss) is primarily attributable to the tax deferral of losses on wash sales, the mark to market treatment of open futures contracts, and tax adjustments for bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

Post October
Fund	Losses
Futures Evolution Fund	$1,271,905
Macro Strategy Fund	247,941
Managed Futures Strategy Fund	—

At June 30, 2016, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	Expiration
Futures Evolution Fund	$5,564,974	$2,155,643	$7,720,617	Non-expiring
Macro Strategy Fund	1,372,695	1,113,762	2,486,457	Non-expiring
Managed Futures Strategy Fund	—	—	—

Permanent book and tax differences, primarily attributable to adjustments related to the reclassification of Fund distributions, the Funds’ holdings in controlled foreign corporations (CFCs) and the book/tax basis treatment of paydowns and partnerships, resulted in reclassification for the year ended June 30, 2016 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
Fund	Capital	Income (Loss)	Gains (Loss)
Futures Evolution Fund	$(10,101,747)	$32,175,993	$(22,074,246)
Macro Strategy Fund	204,287	1,193,452	(1,397,739)
Managed Futures Strategy Fund	(1,177,370)	17,506,223	(16,328,853)

Altegris Funds

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(Continued)

December 31, 2016

7.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

Altegris Funds

EXPENSE EXAMPLES (Unaudited)

December 31, 2016

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period beginning July 1, 2016 and ending December 31, 2016.

Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Altegris Futures Evolution Strategy Fund

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2016	12/31/2016	7/1/16 – 12/31/16
Class A	1.94%	$1,000.00	$943.60	$9.50
Class C	2.69%	$1,000.00	$940.00	$13.15
Class I	1.69%	$1,000.00	$944.80	$8.28
Class N	1.94%	$1,000.00	$943.70	$9.50

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2016	12/31/2016	7/1/16 – 12/31/16
Class A	1.94%	$1,000.00	$1,015.43	$9.86
Class C	2.69%	$1,000.00	$1,011.64	$13.64
Class I	1.69%	$1,000.00	$1,016.69	$8.59
Class N	1.94%	$1,000.00	$1,015.43	$9.86

Altegris Funds

EXPENSE EXAMPLES (Unaudited)(Continued)

December 31, 2016

Altegris Macro Strategy Fund

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2016	12/31/2016	7/1/16 – 12/31/16
Class A	1.94%	$1,000.00	$1,021.00	$9.88
Class C	2.69%	$1,000.00	$1,017.40	$13.68
Class I	1.69%	$1,000.00	$1,021.70	$8.61
Class N	1.94%	$1,000.00	$1,020.40	$9.88

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2016	12/31/2016	7/1/16 – 12/31/16
Class A	1.94%	$1,000.00	$1,015.43	$9.86
Class C	2.69%	$1,000.00	$1,011.64	$13.64
Class I	1.69%	$1,000.00	$1,016.69	$8.59
Class N	1.94%	$1,000.00	$1,015.43	$9.86

Altegris Managed Futures Strategy Fund

	Annualized	Beginning	Ending Account	Expenses Paid During
Actual	Expense	Account Value	Value	Period *
Expenses	Ratio	7/1/2016	12/31/2016	7/1/16 – 12/31/16
Class A	1.90%	$1,000.00	$948.70	$9.33
Class C	2.65%	$1,000.00	$945.40	$12.99
Class I	1.65%	$1,000.00	$949.50	$8.11
Class O	1.90%	$1,000.00	$948.90	$9.33

Hypothetical	Annualized	Beginning	Ending Account	Expenses Paid During
(5% return before	Expense	Account Value	Value	Period *
expenses)	Ratio	7/1/2016	12/31/2016	7/1/16 – 12/31/16
Class A	1.90%	$1,000.00	$1,015.63	$9.65
Class C	2.65%	$1,000.00	$1,011.85	$13.44
Class I	1.65%	$1,000.00	$1,016.89	$8.39
Class O	1.90%	$1,000.00	$1,015.63	$9.65

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-772-5838 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-772-5838.

INVESTMENT ADVISOR
Altegris Advisors, L.L.C.
1200 Prospect Street, Suite 400
La Jolla, CA 92037

Sub-Advisors to Altegris Futures Evolution Strategy Fund
Doubleline Capital LP
333 South Grand Ave. Suite 1800
Los Angeles, CA 90071

Sub-Advisor to Altegris Macro Strategy Fund
PhaseCapital LP
200 Clarendon Street, 25th Floor
Boston, MA 02116

Sub-Advisor to Altegris Macro Strategy and Altegris Managed Futures Strategy Fund
J.P. Morgan Investment Management, Inc.
270 Park Avenue
New York, NY 10017

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/9/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, President

Date 3/9/2017

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Treasurer

Date 3/9/2017